As filed with the Securities and Exchange Commission on February 2, 1998
                            Registration No. 33-90888
                                    811-9010
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 8 |X|
                                     ------

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

                               Amendment No. 10 |X|


                          TRANSAMERICA INVESTORS, INC.
                           (Exact Name of Registrant)

                     1150 South Olive, Los Angeles, CA 90015
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (213) 742-2111

Name and Address of Agent for Service:

Reid A. Evers, Esquire
Second Vice President, Assistant General Counsel
Transamerica Occidental Life Insurance Company
1150 South Olive
Los Angeles, CA  90015

                                 Approximate date  of  proposed  sale  to  the
                     public: As soon as practicable after effectiveness of the Registration Statement.

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. The Form 24F-2 for the year ended December 31, 1996 was filed on February 25, 1997.

         It                is proposed  that this filing will become  effective:
                           |_| immediately upon filing pursuant to paragraph (b) |_| on April 29, 1996 pursuant to paragraph (b)
                           |_| 60 days after filing pursuant to paragraph (a)(1) |_|on ________________ pursuant to paragraph (a)(1)
                           |X|75 days after filing pursuant to paragraph (a)(2) |_|on ________________ pursuant to paragraph (a)(2)
                                    of Rule 485
         If appropropriate, check the following box:
                           |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

1


                                            TRANSAMERICA INVESTOR, INC.

                                        Registration Statement on Form N-1A

                                               CROSS REFERENCE SHEET
                                              Pursuant to Rule 481(b)

PART A   INFORMATION REQUIRED IN A PROSPECTUS

N-1A Item No.                                        Caption
1.       Cover Page                                           Cover Page

2.       Synopsis                                    The Fund at a Glance
                                                              Fund Expenses

3.       Condensed Financial Information             [Not Applicable]

4.       General Description of Registrant           Cover Page
                                                              The Fund at a Glance
                                                              A General Discussion About Risk
                                                              The Fund in Detail
                                                              Organization and Management
                                                              General Information

5.       Management of the Fund                      The Management Team
                                                              Organization and Management
                                                              General Information

5.A.     Management's Discussion of Performance      Investment Adviser's Performance
                                                                Managing the Fund's Predecessor
  Account

6.       Capital Stock and Other Securities          The Management Team
                                                              Dividends and Capital Gains
                                                              What About Taxes?
                                                              General Information

7.       Purchase of Securities Being Offered                 Shareholder Services
                                                              Opening Your Account
                                                              How to Buy Shares
                                                              Other Investor Requirements and
  Services

8.       Redemption or Repurchase                    Shareholder Services
N-1A Item No.                                        Caption

8.       Redemption or Repurchase (cont.)            How to Sell Shares
                                                              How to Exchange Shares
                                                              Other Investor Requirements and
                                                                Services
                                                              Share Price

9.       Pending Legal Proceedings                   General Information



PART B   INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL

       INFORMATION

N-1A Item No.                                        Caption

10.      Cover Page                                           Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             [Not Applicable]

13.      Investment Objectives and Policies          Investment Objectives and Policies
                                                              Investment Restrictions

14.      Management of the Registrant                Management of the Company
                                                              Investment Advisory and Other
  Services

15.      Control Persons and Principal                        Management of the Company
           Holder of Securities

16.      Investment Advisory and Other Practices     Investment Advisory and Other
  Services

17.      Brokerage Allocation and Other Practices    Brokerage Allocation

18.      Capital Stock and Other Securities          Purchase and Redemption of Shares

19.      Purchase, Redemption and Pricing of         Purchase and Redemption of Shares
           Pricing of Securities Being Offered

20.      Tax Status                                           Taxes

N-1A Item No.                                        Caption

21.      Underwriters                                         Management of the Company

22.      Calculation of Performance Data             Performance Information

23.      Financial Statements                                 [Not Applicable]



PART C            OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

1



                           Prospectus: XXXXXXX X, 1997

                           Transamerica Premier Funds
                    Transamerica Premier High-Yield Bond Fund
                                 Investor Class


Your Guide This guide (the "Prospectus") will provide you with helpful information and details about the Investor Class of shares of the Transamerica Premier High-Yield Bond Fund (the "Fund"). It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.

The Fund at a Glance The Transamerica Premier High-Yield Bond Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities. The Fund invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund. This Fund is a diversified portfolio designed for investors willing to assume additional risk in return for above-average income potential. See "High Yield (`Junk') Bonds" on page 10.

Availability Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other investors from Transamerica Securities Sales Corporation ("TSSC"), the Distributor. For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page 32. The minimum investment is $1,000 per Fund, or $250 for an IRA account. See "Minimum Investments" on page 20 for more details.

Institutional Shares are available on a no-load basis directly to high net-worth individuals, qualified retirement plans, and other institutional clients, and require a minimum initial investment of $250,000. The shares may also be offered through financial planners, broker-dealers, and other financial intermediaries. These shares are distributed by TSSC. You may obtain an Institutional Shares Prospectus by calling 1-800-89-ASK-US (1-800-892-7587).

This  Prospectus   provides   information  about  the  Investor  Shares  of  the
Transamerica Premier High-Yield Bond Fund only.

Transamerica Investors  Transamerica Investors, Inc. is an open-end, management investment company offering a number of portfolios, known collectively as the Transamerica Premier Funds. In addition to the
 Transamerica Premier High-Yield Bond Fund,  the Transamerica
Premier Fund family includes:


         Transamerica Premier Aggressive Growth Fund
         Transamerica Premier Small Company Fund
         Transamerica Premier Equity Fund
         Transamerica Premier Index Fund
         Transamerica Premier Bond Fund
         Transamerica Premier Balanced Fund
         Transamerica Premier Cash Reserve Fund

The above funds are described in separate prospectuses.

Additional Information and Assistance For additional details about any of the Transamerica Premier Funds or to order a prospectus, call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge by calling the above number. The Statement of Additional Information is a part of this Prospectus by reference.

LIKE ALL MUTUAL FUND SHARES,  THIS SECURITY HAS NOT BEEN APPROVED
OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

Fund Expenses                                                          4
Investment Adviser's Performance Managing
  the Fund's Predecessor Account                              5
The Management Team                                           6
The Fund In Detail                                                     7
A General Discussion About Risk                                        9
Investment Procedures and Risk Considerations                 10
Shareholder Services                                                   17
         Opening Your Account                                          17
         How to Buy Shares                                    19
         How to Sell Shares                                            20
         How to Exchange Shares                                        23
         Other Investor Requirements and Services             24
Dividends and Capital Gains                                   25
What About Taxes?                                                      26
Share Price                                                            27
Organization and Management                                   28
General Information                                                    31

THIS  PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN
ANY STATE OR
OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE
SUCH AN OFFER IN
SUCH STATE OR OTHER JURISDICTION.

Fund Expenses

Shareholder Transaction Expenses (as a percentage of offering price)
Sales Charge on Purchases1                                             None
Redemption Fee                                                         None
Sales Charge on Reinvested Dividends                                   None
Exchange Fee                                                           None
Contingent Deferred Sales Charge                                       None

Estimated Annual Fund Operating Expenses (as a percent of average net assets) Adviser Fee2 0.XX% 12b-1 Fee3 0.XX% Other Expenses After Waiver and Reimbursement4 0.XX% Total Operating Expenses After Waiver and Reimbursement5 X.XX%

The preceding tables summarize actual transaction expenses, Adviser fees and anticipated operating expenses for 1997. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Example
Using the aforementioned transaction and operating expenses6, the expenses for a $1,000 investment using an assumed annual return of 5% would be:

Premier Fund                        1 Year           3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
High-Yield Bond Fund       $XX              $XX               $XX          $XXX

The information contained in the above example should not be considered a representation of future expenses. The actual expenses may be more or less than those shown. The hypothetical 5% annual return is used for illustrative purposes only and should not be interpreted as an estimate of the Fund's annual return, as there can be no guarantee of the Fund's future performance.

1. Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the maximum amount permitted as front-end sales charges under NASD regulations. 2. The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 5 below. See "Adviser Fee" on page 29 for additional information. 3. 12b-1 fees cover costs of advertising and marketing the Fund. For more information on 12b-1 fees, see "Distribution Plan" on page 30. 4. "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 6. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. Expenses are based on estimated expenses and estimated net assets for the first fiscal year. 5. "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that the Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed X.XX%. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase the Fund's yield. Without any fee waiver or expense reimbursement, the estimated total operating expenses for the first year would be X.XX% based on $50 million of assets. 6. The expenses in the example assume no fees for IRA or SEP accounts.


Investment Adviser's Performance Managing the Fund's Predecessor Account

Prior to the inception of the Transamerica Premier High-Yield Bond Fund (the "Fund"), the Investment Adviser, Transamerica Investment Services, Inc., managed a segregated investment account (or "separate account") that invested in high-yield bonds. On the day the Fund began selling shares, the separate account transferred all its assets (i.e., the intact portfolio of securities) to the Fund in exchange for shares of the Fund.


The Transamerica Premier High-Yield Bond Fund has the same investment adviser and substantially the same investment objectives, strategies and policies as the separate account. The separate account was not registered with the SEC nor subject to Subchapter M of the Internal Revenue Code of 1986, as amended.
Therefore the separate account was not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Fund. Had these limitations, requirements and restrictions been applicable to the separate account, its performance may have been adversely affected. The performance results of the separate account shown below were recalculated to reflect the fees and expenses currently being charged to the Fund. The separate account performance figures are not the Fund's own performance, should not be considered a substitute for the Fund's own performance, and should not be considered indicative of the past or future performance of the Fund. In addition, the effect of taxes on any shareholders of the Fund will depend on the shareholder's tax status, and the results have not been adjusted to reflect any income taxes.


The following table illustrates the separate account's annualized performance1 prior to the Fund's inception as compared to the Merrill Lynch All High-Yield Index over the last one and three-year periods ending September 30, 1997 and since inception of the separate account. The information was supplied by the Investment Adviser and has not been verified by audit.
                                     1                 5                Since
                                  Year              Years            Inception2
High-Yield Bond Separate Account            XX.X%    XX.X%    XX.X%
Merrill Lynch All High-Yield Index3         XX.X%    XX.X%    XX.X%

1 Average annual total performance calculated as shown in the Statement of Additional Information.
  2 The inception date of the Transamerica High-Yield Bond Fund is X/X/90.
   3    The    Merrill    Lynch    All    High-Yield     Index    consists    of
XXXXXXXXXXXXXXXXXXXXXXXXXX. The index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by the index.


The following graph illustrates the growth of $1,000 invested in the separate account from inception, XXXXX, 1990 through September 30, 1997. The value on September 30, 1997 would have been $XXXX representing an average annualized return of XX.X% per year. By comparison, $1,000 invested in the securities comprising the Merrill Lynch All High-Yield Index over the same period would have grown to only $XXXX.

[insert   mountain  graph  showing   high-yield  bond  separate   account  total
performance from inception compared to Merrill Lynch Index.] [GRAPHIC OMITTED]

The index shown above is used for comparison purposes only. It is an unmanaged index that has no management fees or expense charges, and is not available for investment. Performance figures are based on historical earnings. They are not intended to indicate future performance of the Fund. Investors should keep in mind that past performance of the separate account is no guarantee of future results for the Fund.


The Management Team
Responsibility for the management and supervision of the Company and the Fund rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

The Fund's Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser's duties include, but are not limited to: (1) supervising and managing the investments of the Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the Fund's investment objective, strategies, and policies and comply with government regulations.

The Fund's Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The Administrator's duties include, but are not limited to: (1) providing the Fund with administrative and clerical services, including the maintenance of the Fund's books and records; (2) registering the Fund shares with the SEC and with those states and other jurisdictions where its shares are offered or sold; (3) the periodic update of the Fund's prospectus; and (4) providing proxy materials and reports to Fund shareholders and the SEC.

The Investment Adviser and the Administrator are direct or indirect subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies. For more information on Fund management, see "Organization and Management" on page 28.


The Fund in Detail

Investment Objective
The Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Investment Strategies and Policies The Fund invests in a diversified portfolio of high yield, below investment grade, fixed-income securities. The Fund takes a disciplined approach to high-yield bonds, based on its research and credit analysis, seeking securities that will pay coupons and principal at maturity with a minimum of defaults. In order to minimize price volatility and achieve potential price appreciation, the Investment Adviser seeks to identify those bonds that are likely to receive credit quality upgrades from nationally recognized securities ratings organizations. In order to lessen price volatility, the Investment Adviser focuses on the potential for each prospective holding (a "bottom up" approach) rather than the economic or business cycle (a "top down" approach). This approach relies on extensive research and credit analysis to help identify those bonds that are likely to be upgraded.

These securities are rated below investment grade and are commonly called "junk bonds." These securities have greater risk of loss due to a higher default rate than securities which are rated investment grade. Normally, at least 65% of the Fund's assets will be invested in high yield debt securities. The Fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income and capital appreciation. These securities may also be convertible to common stock, have warrants attached, or contain other equity features. The Fund may retain equity securities obtained by conversion, exchange, exercise of warrants, or other methods. The Fund may also elect to invest in preferred stock, other debt instruments, money market instruments, cash and cash equivalents, or other securities that the Investment Adviser deems appropriate.

Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers of such securities. Higher yields are generally available from securities in the lower rating categories of recognized rating agencies, such as Moody's and S&P. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The Fund may invest up to 15% of the assets in securities rated below Caa by Moody's or CCC by S&P, including securities in the lowest rating category of each rating agency, or in unrated securities that we determine are of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth on page 31.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Also considered are relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the Fund's objectives depends more on the analytical abilities of the Investment Adviser than would be the case if the Fund were investing primarily in securities in the higher rating categories.

The Fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the liquidity of loan participations and assignments may be limited.

At times the Investment Adviser may determine that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of the shareholders. At such times alternative strategies may be temporarily used, designed primarily to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may increase the portion of its assets invested in money market instruments and may invest in higher-rated fixed-income securities, or other securities we consider consistent with such defensive strategies. The yield on these securities would generally be lower than the yield on lower-rated fixed-income securities. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. Overall, investors should expect that this Fund may fluctuate in price independently of the broad bond market and prevailing interest rate trends, and that price volatility at times may be very high, especially as a result of credit concerns, market liquidity, and anticipated or actual legislative and regulatory changes.

Some Points To Consider When Investing
The Transamerica Premier High-Yield Bond Fund is designed for investors willing to take substantial risks in pursuit of potentially higher rewards. Since the Fund invests in securities that are considered speculative by traditional investment standards, an investment in this Fund should represent only a portion of a balanced investment program for most investors. Because of the risks associated with bond investments, this Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Investors should carefully consider their ability to assume the risks of owning shares of a Fund that invests primarily in lower-rated securities before making an investment in this Fund.

What is Fundamental?
The investment objectives given for the Fund are fundamental. This means they can be changed only with the approval of the majority of shareholders. There is no assurance that these objectives will be met. Many of the strategies and policies are not fundamental. This means that certain strategies and policies can be changed by the Board without shareholder approval.

If any investment objectives of the Fund change, you should decide if the Fund still meets your financial needs. More information about this is in the Statement of Additional Information.


A General Discussion About Risk

There are risks inherent in investing in different kinds of funds, such as the Premier Funds, just as there are inherent risks in making any type of investment. The Fund is subject to the following risks:



Market  or  Price  Volatility  Risk  For  stocks,   this  refers  to  the  price
fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, this refers to the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market funds and shorter-maturity bond funds.

Financial or Credit Risk For stocks and other equity securities, financial risk comes from the possibility that current earnings of the company will fall or that its overall financial circumstances will decline. Either of these could cause the security to lose value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will be unable to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield (`Junk') Bonds" on page 10 and "Summary of Bond Ratings" on page 31.

Current Income Risk The Fund receives income, either as interest or dividends, from the securities in which it has invested. The Fund pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes?" on page 26. The dividends paid out to shareholders are called current income. Current income risk means how much and how quickly overall interest rate or dividend rate changes on income received by the Fund affects its ability to maintain the current level of income paid to shareholders.

Inflation or Purchasing Power Risk Inflation risk is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

Sovereign Risk Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk than other funds.

More in-depth information about risk is provided in the following section and in the Statement of Additional Information.


Investment Procedures and Risk Considerations

High-Yield ("Junk") Bonds High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk. We need to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Fund may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. For a description of the bond rating categories see "Summary of Bond Ratings" on page 31. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value. For a listing of the ratings of the Fund's portfolio see "Ratings of the Portfolio" on page 31.

The lower ratings of certain securities held reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of principal and interest. The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of some securities more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.

The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objectives.

At times, a substantial portion of a Fund's assets may be invested in securities as to which the Fund, by itself or together with other Funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.

Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Fund may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

Buying and Selling Securities In general, the Fund purchases and holds securities for capital growth. Investment decisions are made in order to achieve the Fund's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

The rate of portfolio turnover will not be a determining factor in these decisions. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. The Fund may sell one security and simultaneously purchase another of comparable quality. The Fund may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Fund may purchase individual securities in anticipation of relatively short-term price gains.

The turnover rate for the Fund cannot be precisely predicted, but the turnover rate for the first year is not expected to exceed XX%. A 100% annual turnover rate would occur if all of the Fund's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts (such as IRA's or employer sponsored pension plans). For more information, see "What About Taxes?", on page 26, and the Statement of Additional Information.

Fund Lending As a way to earn additional income, the Fund may lend its securities to creditworthy persons not affiliated with the Fund. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the Fund continues to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can be changed only by a vote of a majority of shareholders.

Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

Borrowing Policies of the Fund The Fund can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. Up to one-third of the Fund's total assets can be borrowed. To secure borrowings, the Fund can mortgage or pledge securities in an amount up to one-third of the Fund's net assets. If the Fund borrows money, the Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section below.

Repurchase Agreements The Fund may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time an interest-bearing debt obligation is purchased, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. Procedures have been established to evaluate the creditworthiness of parties making repurchase agreements.

The  securities   underlying  repurchase  agreements  are  not  subject  to  the restrictions applicable to maturity of the Fund or its securities.

The Fund will not invest in repurchase agreements maturing in more than seven days, if that would result in more than 10% of the Fund's net assets being so invested when taking into account the remaining days to maturity of our existing repurchase agreements.

Reverse Repurchase Agreements and Leverage The Fund may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction securities are sold with a simultaneous agreement to repurchase them at a price which reflects an agreed-upon rate of interest. The proceeds of reverse repurchase agreements will be used to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Fund's shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities, if the opposite party has financial difficulties.

The Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

When-Issued Securities Occasionally the Fund may purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than those contracted for on the when-issued security, and there is some risk the transaction may not be consummated. The Fund will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

Short Sales The Fund may sell securities it does not own, or intend to deliver to the buyer if it does own ("sell short") if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The Fund may make a short sale when it wants to sell a security it owns at a current attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code"). Short sales will be made only if the total amount of all short sales does not exceed 10% of the Fund. This limitation can be changed at any time.

Municipal Obligations The Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable us to demand payment from the issuer or a financial intermediary on short notice.

Foreign Securities Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign Fund transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Options, Futures, and Other Derivatives The Fund may use options, futures, forward contracts, and swap transactions ("derivatives") to protect the Fund against potential unfavorable movements in interest rates or securities' prices. If those markets do not move in the direction anticipated, the Fund could suffer investment losses.

The Fund may purchase, or it may write, call or put options on securities or on indexes ("options"). The Fund may also enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. These instruments are used primarily to adjust the Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is an attempt to reduce the overall investment risk.

Risks in the use of these derivatives include, in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. More information on derivatives is contained in the Statement of Additional Information.

Mortgage-Backed and Asset-Backed Securities The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are generally pools of individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association ("GNMAs") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Fund may be required to invest these proceeds at a lower interest rate, causing it to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds The Fund may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Illiquid Securities Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. It may be difficult for the Fund to sell these investments quickly for their fair market value.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid. This is provided that a dealer or institutional trading market exists. The institutional trading market is relatively new. Liquidity of the Fund's investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

Variable Rate, Floating Rate, or Variable Amount Securities The Fund may invest in variable rate, floating rate, or variable amount securities for the Fund. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Investments in Other Investment Companies Up to 10% of the Fund's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, the Fund cannot purchase more than 3% of the outstanding shares of any one investment company. It is intended that these investments will be kept to a minimum.


Shareholder Services


The Company's goal is to make your investment in the Fund, and the ongoing account servicing, as simple as possible by offering the following shareholder services:


      Simple application form with service representatives to assist you. Purchases, exchanges and redemptions by phone.
      Purchases and redemptions by wire.
      Automatic Investment Plan - you designate an amount of $50 or more to be automatically withdrawn from your checking, savings or other bank account and deposited into the Fund.
      Automatic  Exchange  Plan  -  allows  you  to  specify  an  amount  to  be automatically withdrawn from one Fund and deposited into another Transamerica Premier Fund on a regular basis, once or twice a month.
      Automatic Income Plan - you can receive automatic monthly payments from your Fund account to your checking or savings account. Automatic investment of dividends.
      Uniform Gifts or Transfers to Minors (UGMA or UTMA). Transmission of redemption proceeds by electronic funds transfer. Individual Retirement Account (IRAs) are administered.

Opening Your Account
To open an account, complete the application and mail it with a check, money order, or wire for the amount you want to invest to:



         Transamerica Premier Funds
         P.O. Box 9232
         Boston, MA 02205-9232

If you need help in filling out your application, call a customer service representative at 1-800-89-ASK-US (1-800-892-7587), who will walk you through the application and help you understand everything.

IRA Accounts You can establish an Individual Retirement Account ("IRA"), for yourself or under your employer's Simplified Employee Pension ("SEP"), or other comparable program allowed by the Internal Revenue Service with us. Contributions to an IRA may be deductible from your taxable income, depending on your personal tax situation. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on whether you qualify for deductible contributions to an IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA, the money must be paid directly by your pension plan administrator to Transamerica Investors to avoid a 20% federal withholding tax. See "What About Taxes?" on page 26.

There is an annual fee of $10 per Fund in which you own shares for administering your IRA. This is limited to a maximum annual fee of $36 per taxpayer identification number. We will waive this fee if the combined value of all shares in your IRA accounts is $5,000 or more when the fee is due. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA accounts that are maintained under the same taxpayer identification number. You may pay the fee to us, otherwise we will deduct the annual fee ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if before then. The Company reserves the right to change the fee, but we will notify you at least 30 days in advance of any change.

Uniform Gifts to Minors A Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account allows an adult to put assets in the name of a minor child. The adult maintains control over these assets until the child reaches the age of majority, which is generally 18 or 21. State laws dictate which type of account can be used and the age of majority. An adult must be appointed as custodian for the account and will be legally responsible for administering the account, but the child's Social Security number must be used. Generally, the person selected as custodian is one of the parents or grandparents, but may be some other adult relative or friend. By shifting assets to a custodial account, you may benefit if the child's tax rate is lower.



How to Buy Shares

Shares may be purchased as follows:

By Check All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds. Third party checks will not be accepted, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), nor checks drawn on credit card accounts. Purchases made by check may not be redeemed until the investment being redeemed has been in the account for 15 business days.

Fill out an investment coupon from a previous confirmation statement, or indicate your account number on your check, and mail it to:

Transamerica Premier Funds
P.O. Box 9232
Boston, MA 02205-9232

By Automatic Investment Plan You can make investments automatically by electing this service in your application. It will authorize us to take regular, automatic withdrawals from your bank account. These periodic investments must be at least $50 for each Transamerica Premier Fund in which you are automatically investing. You can change the date or amount of your monthly investment, or terminate the Automatic Investment Plan, at any time by letter or telephone call (with prior authorization). Give us your request at least 20 business days before the change is to become effective. You may also be able to have investments automatically deducted from:
      your paycheck at work;
      your savings account;
      your annuity from Transamerica; your social security payments; or other sources of your choice.

Call 1-800-89-ASK-US (1-800-892-7587) for more information.

By Telephone If you elect the telephone purchasing service on your application, you can make occasional electronic withdrawals from your designated bank account by calling 1-800-89-ASK-US (1-800-892-7587).


We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. By Wire You can make your initial or subsequent investments in the Fund by wire. Here's what you need to do: 1. submit your application form (initial investment only); 2. call 1-800-89-ASK-US (1-800-892-7587) for a wire number; 3. give your bank the following wire instructions:

         Wire Instructions:
      a) send to State Street Bank, ABA number 011000028, DDA number 9905-1344;
         a) payable to "Transamerica Premier Funds";
         b) your account number, if you have one;
c) identify the Funds being purchased, and the amount to be allocated to each Fund;
         d) your name and address; and
         e) your wire number.
Wired funds are considered received when the wire and all the required information listed above are received by the Fund's transfer agent. Wires received in good order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) are credited to the shareholder that same day.

Minimum Investments
                                                     Minimum           Minimum
                                                     Initial         Subsequent
Type of Account                             Investment                Investment
Regular Account                             $1,000                     $100
Pension or Retirement Saving Program        $250                       None
Uniform Gift to Minors (UGMA) or
         Transfer to Minors (UTMA)          $250                       $100
Automatic Investment Plan                   $50                        $50

Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned. The price you pay for your shares will be the next determined net asset value after your purchase order is received. See "Share Price" on page 27. The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in the Fund. If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.


How to Sell Shares

You can sell your shares (called "redeeming") at any time. You'll receive the net asset value next determined after we receive your redemption request, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page 28, "Minimum Account Balances" on page 24, and "Points to Remember When Redeeming" on page 22.

You   have  several  options  for  receiving  your  redemption:   By  check;  By
      electronic transfer to your bank; or By wire transfer

If your wire transfer is $2,500 or less, we will charge a $10 fee. Also, some banks may charge a fee to receive the wire transfer.

If you call us before the close of the New York Stock Exchange, usually 4:00 p.m. Eastern Standard Time, you will receive the price determined as of the close of that business day. See "Share Price" on page 27.

You May Sell Shares in One of Three Ways:

1. By Mail Your written instructions to us to redeem shares can be in any one of the following forms: By redemption form, available by calling 1-800-89-ASK-US (1-800-892-7587); By letter; or By assignment form or other authorization granting power with respect to your shares in one of the Funds.

Once mailed to us, your redemption request is irrevocable and cannot be modified or canceled.

If the amount redeemed is over $50,000, all signatures must be guaranteed. See "Signature Guarantee" on page 24. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M. Smith.


2. By Telephone Instructions authorizing redemptions by telephone may be pre-established in the initial application or in writing. You can redeem your shares by calling 1-800-89-ASK-US (1-800-892-7587). Be careful in calling, since once made, telephone request cannot be modified or canceled.


Reasonable precautions are taken to make sure that telephone instructions are genuine. Precautions include requiring positive identification, tape recording the telephone instructions, and providing written confirmations. All telephone instructions reasonably believed to be accurate and genuine will be accepted. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information. 3. By Automatic Income Plan Under the Automatic Income Plan, enough shares are automatically redeemed each month to provide you with a check or automatic deposit to your bank account. The minimum is $50 per Fund. Please tell us: a) when you want to be paid each month; b) how much you want to be paid; and
c) from which Fund(s). To set up an Automatic Income Plan, call us at 1-800-89-ASK-US (1-800-892-7587).

If your monthly income payments exceed the dividends, interest, and capital appreciation on your shares, the payments will deplete your investment.

You can specify the Automatic Income Plan when you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

You can request payments to be sent to an address other than the address of record at the time of your first investment. After that, a request to send payments to an address other than the address of record must be signed by all owners of your account, with their signatures guaranteed.

The Automatic Income Plan option can be terminated at any time. If it is, you will be notified. You can terminate the Plan or change the amount of the payments by writing or calling. Termination or change will become effective within 15 days after your instructions are received.

How Long Will It Take? Generally redemptions made by check are mailed on the second business day after the request is received, but not later than seven days afterwards.

The Company may postpone such payment if: (a) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

When a redemption occurs shortly after a recent check purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days.

Points to Remember When Redeeming
      All redemptions are made and the price is determined on the day all necessary documentation is received. See "When Share Price Is Determined" on page 28.
      Redemptions specifying a certain date or dollar price per share cannot be accepted. It must be a redemption amount in dollars. Incorrect requests will be returned.

      For redemptions greater than $250,000 the Company reserves the right to give you marketable securities instead of cash. See the Statement of Additional Information, or call 1-800-89-ASK-US (1-800-892-7587).

      If you request a redemption check within 30 days of your address change, you must submit your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address as soon as possible.
      Except for a transfer of redemption proceeds to the custodian of a tax-qualified plan, all payments will be made to the registered owner of the shares, unless you request otherwise.
      All checks will be mailed to the address of record, unless you request otherwise.
      If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.
      A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which will be provided) and a reason for withdrawal. This is required by the IRS.

Please call us at 1-800-89-ASK-US (1-800-892-7587) or write to Transamerica Premier Funds, P.O. Box 9232, Boston, MA 02205-9232 for further information.


How to Exchange Shares

Between Funds Shares in any Fund can be exchanged for shares of any other Fund within the same class. You can exchange shares by any of the following methods:
      By mail;
      By telephone; or
      By the Automatic Exchange Plan

By Mail or Telephone The procedures relating to exchanges in writing and by telephone are the same as for purchases. Exchanges are available to any resident of any state in which shares of the Fund are legally sold.


By Automatic Exchange Plan You can make automatic share exchanges either once or twice a month. You can request the service in writing. Your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US (1-800-892-7587) for information.


Points to Remember When Making Exchanges Make sure you understand the investment objective of the Fund into which you are exchanging shares. The exchange service is not designed to give shareholders the opportunity to "time the market." It gives you a convenient way to change the balance between the accounts so that it more closely matches your overall investment objectives and risk tolerance level.
      You can make an unlimited number of exchanges between the Funds. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Fund. This limitation is designed to keep each Fund's asset base stable and to reduce its administrative expenses.
      An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events. See "What About Taxes?" on page 26.
      Exchanges into or out of the Funds are made at the next determined net asset value per share after all necessary information for the exchange is received.
      Exchanges are accepted only if the ownership registrations of both accounts are identical.
      The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

Between Classes Exchanges between different classes of shares will be on the basis of the relative net asset values of the respective shares to be exchanged. You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.


Other Investor Requirements and Services

Tax Identification Number A taxpayer identification number and a certification as to whether or not you are subject to backup withholding must be furnished to open an account. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

Changing Your Address Address changes can be made by phone or written notification signed by all registered owners of your account. Include the name of the Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred to a pre-established bank account. See "How to Sell Shares" on page 20.

Signature Guarantee When a signature guarantee is required, e.g., when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange).

The policy to waive the signature guarantee for amounts of $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

Minimum Account Balances You must maintain a minimum balance of $500 in the Fund. If your account balance falls below $500 as a result of your action, you will be notified that you have 30 days to increase your balance to or above the minimum. If you do not increase your balance, your shares will be redeemed and the value paid to you.

This minimum does not apply if you are actively contributing to the Fund through an Automatic Investment Plan or if your investment in the Fund is for a Pension or Retirement Savings Program (including IRAs), or for an UGMA/UTMA.

How You Will Get Ongoing Information About the Fund You will receive a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, you will receive a confirmation of the transaction. You will receive an annual report that includes audited financial statements for the fiscal year. It will include a list of securities in each Fund on that date. You will also receive a semi-annual report that includes unaudited financial statements for the previous six months. It will also include a list of securities in each Fund on that date.

You will  receive a new  Prospectus  each  year.  The  Statement  of  Additional
Information is also revised each year. You will receive a Statement of Additional Information only if you request it.

How to Transfer Your Shares to Another Person You can transfer ownership of your shares to another person or organization, or change the name on an account, by sending written instructions to the same address as redemption requests. The request must be signed by all registered owners of your account. To change the name on an account, the shares must be transferred to a new account. The request must include a signature guarantee. See "Signature Guarantee" on page 24. This option is not available for Pension or Retirement Savings Programs. Please call 1-800-89-ASK-US (1-800-892-7587) for additional information.

The Company reserves the right to amend, suspend, or discontinue offering any of these options at any time without prior notice.


Dividends and Capital Gains

Substantially all of the Fund's net investment income is distributed in the form of dividends to you. Dividends, if any, are distributed quarterly. Net capital gains, if any, are distributed annually. Distributions are made on a per share basis to the shareholders of record as of the distribution date of the Fund.

You can select from among the following distribution options:

REINVESTED You can have all of your dividends and capital gains distributions reinvested in additional shares the Fund or of any Transamerica Premier Fund. Unless you choose one of the other options, this option will be automatic CASH AND You can choose to have either your dividends or your capital gains REINVESTED paid in cash and the other will be reinvested in additional shares in the Fund or any other Transamerica Premier Fund; or ALL CASH You can choose to have your dividends and capital gains distributions paid in cash.


What About Taxes?

Federal Taxes* Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. You will be notified after each calendar year of the amount and character of distributions you received from the Fund for federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution from your IRA or pension plan.

The tax implications of buying shares immediately prior to a dividend or capital gain distribution should be considered. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. The shareholder will be taxed on the distribution received even though the distribution represents a return of a portion of the purchase price.

Redemptions and exchanges of shares may result in a capital gain or a loss for tax purposes.

Individuals and certain other classes of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Pension and Retirement Savings Programs The tax rules applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions.
Adverse tax consequences may result from contributions in excess of specified limits:

1. distributions prior to age 591\2 (subject to certain exceptions);
2. distributions that do not conform to specified commencement and minimum distribution rules;
3. aggregate distributions in excess of a specified annual amount; and
4. in other specified circumstances.

You should consult a qualified tax adviser for more information.

Other Taxes In addition to federal taxes, state and local taxes may apply to payments received. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. A tax adviser should be consulted regarding specific questions as to federal, state and local taxes.

* For each taxable year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the Fund's shareholders are subject to tax on these distributions.


Share Price

How Share Price Is Determined The price of your shares is their net asset value. The net asset value is determined by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Fund securities, traded on a domestic securities exchange or NASDAQ, are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

Any short-term investments held by the Fund with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

When Share Price Is Determined The net asset value is determined only on days that the New York Stock Exchange (the "Exchange") is open. Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. Eastern Standard Time, receive the share price determined at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, the share price at the close of the Exchange the next day the Exchange is open is used. Investments and redemption requests by telephone are deemed received at the time of receipt of the telephone call.

Where To Find Information About Share Price You can get the current net asset value of the Fund by calling 1-800-89-ASK-US (1-800-892-7587). The net asset value of the Fund may also be published in leading newspapers daily, once its net assets reach a certain amount. Weekly updates of the Fund's net asset value are available on the Transamerica Premier Funds Web site at http://funds.transamerica.com.


Organization and Management

Transamerica Investors, Inc. Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end, management investment company of the series type. The Fund constitutes a separate series. There are two classes of shares, Investor Shares and Institutional Shares. This Prospectus describes the Investor Class of shares. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

Except for the differences noted below and elsewhere in this Prospectus, each share has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of the Fund represents an identical legal interest in the same investments of the Fund. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under any 12b-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own. At a special shareholders meeting, if one is called, issues that affect all the Transamerica Premier Funds in substantially the same way will be voted on by all shareholders, without regard to this Fund. Issues that do not affect this Fund will not be voted on by this Fund's shareholders. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Investment Adviser Services The Investment Adviser is responsible for making investment decisions for the Fund. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for the Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is the
Investment Adviser's policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

Trading decisions for the Fund described in this Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leader is primarily responsible for the day-to-day decisions related to the Fund and is supported by the entire group of managers and analysts. The team leader of the Fund may be on another Transamerica Premier Fund team. The transactions and performance of the Fund are reviewed continuously by the Investment Adviser's senior officers.

The team leader for the Fund is Heather E. Creeden, C.F.A. Vice President and Fund Manager, Transamerica Investment Services. She is a member of the Los Angeles Society of Financial Analysts. She received her B.S.
 from Arizona State University in 1985. Previously she was a Portfolio Manager with Analytical Investment Management from 1986-1987. She joined Transamerica in 1987.

Adviser Fee For its services to the Fund, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of the Fund. It is accrued daily, and paid monthly.

The annual fee percentages for the Fund is .XX% on the first $1 billion of assets. This reduces to .XX% on the next $1 billion, and finally .XX% on assets over $2 billion. The Investment Adviser may waive some or all of these fees from time to time at its discretion. See "Fund Expenses" on page 4 for further details.

Administrator Services The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation and not already paid by the Investment Adviser. The Fund pays all of its expenses not assumed by the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Administrator may from time to time reimburse the Fund for some or all of its operating expenses, including 12b-1 fees. Such reimbursements will increase the Fund's return. This is intended to make the Fund more competitive. This practice may be terminated at any time.

Custodian and Transfer Agent Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Fund, provides recordkeeping services, and serves as the Fund's custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

Under a Transfer Agency Agreement, State Street Bank also serves as the Fund's transfer agent. The transfer agent is responsible for:
a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

Distributor Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of the Fund.

TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer. TSSC is also a member of the National Association of Securities Dealers, Inc.

Distribution Plan The Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended. The 12b-1 plan of distribution and related distribution contract require the Fund to pay a distribution fee to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for the Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Company will pay the fee to TSSC until the distribution contract is terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Board will review and approve the distribution plan, contract and TSSC's expenses quarterly.

The distribution fee accrues daily at an annual rate of .25% of the daily average net assets. The fees can be used for such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information to potential shareholders, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Fund.

From time to time, the Distributor may waive all or any portion of these fees at its discretion.

General Information

Performance Information The Company may publish performance information about the Fund. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. The Fund's total return shows its overall dollar or percentage change in value.
This includes changes in the share price and reinvestment of dividends and capital gains.

The performance of the Fund can also be measured in terms of yield. The Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

The performance information which may be published for the Fund is historical. It is not intended to represent or guarantee future results. The value of your Fund shares can be more or less than their original cost when they are redeemed.

Ratings of the Portfolio The table below shows the percentages of Transamerica High-Yield Bond Fund separate account assets invested as of September 30, 1997 in securities assigned to the various rating categories by Moody's and S&P, and in unrated securities the Investment Adviser determined to be of comparable quality. The allocations in the table are not necessarily representative of the composition of the Fund's portfolio at other times. Portfolio composition is likely to change over time.

Rating    by               Rated            Unrated Securities of
Moody's/S&P       Securities*       Comparable Quality*
A/A                          X.XX%
Baa/BBB             X.XX%
Ba/BB                      XX.XX%           X.XX%
B/B                        XX.XX%           X.XX %
Caa/CCC           XX.XX%            X.XX %
C/D                                                  X.XX %
                           -----------               ------
                  Total    XX.XX%           X.XX %

* as a percentage of net assets which equaled $XX,XXX.XXX as of September 30, 1997.

The remaining X.XX% is invested in other investments, including cash and cash equivalents.

Summary of Bond Ratings Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."
                                   Standard &
Investment Grade                    Moody's Poor's
Highest quality                     Aaa              AAA
High quality                                Aa                AA
Upper medium                                A                 A
Medium, speculative features                Baa               BBB

Lower Quality
Moderately speculative              Ba               BB
Speculative                                 B                 B
Very speculative                    Caa              CCC
Very high risk                              Ca                CC
Highest risk, may not be
 paying interest                    C                C
In arrears or default                       C                 D

For more detailed information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.


Pension and Retirement Savings Programs Following is a listing of Pension and Retirement Savings Programs. Provided you have the necessary plan documents, you can use the Transamerica Premier Funds as investment options for:
      401(a), 401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.
      Section 403(b)(7) (Tax-Sheltered Annuity) Plans* for employees of educational organizations or other qualifying, tax-exempt organizations.
      Individual Retirement Account ("IRA"), or comparable program, for individuals and Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.
      Section 457 deferred compensation plans for employees of state governments and tax-exempt organizations. Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages.
      Other retirement plans or savings programs allowed by the Board.

*You may be required to have your own custodian for this plan.

                                            Prospectus: XXXXXXX X, 1997

                                            Transamerica Premier Funds
                                     Transamerica Premier High-Yield Bond Fund
                                                Institutional Class


Your Guide This guide (the "Prospectus") will provide you with helpful information and details about the Institutional Class of shares of the Transamerica Premier High-Yield Bond Fund (the "Fund"). It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.

The Fund at a Glance The Transamerica Premier High-Yield Bond Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities. The Fund invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund. This Fund is a diversified portfolio designed for investors willing to assume additional risk in return for above-average income potential.
See "High Yield (`Junk') Bonds" on page 10.

Availability Institutional Shares are available on a no-load basis directly to institutional investors, high net-worth individuals and qualified retirement plans. The shares are also offered to the public through financial planners, broker-dealers, and other financial intermediaries. These shares are distributed by Transamerica Securities Sales Corporation ("TSSC"), the Distributor. The minimum initial investment is $250,000, and the minimum subsequent investment is $1,000. See "Minimum Investments" on page 20 for more details.

We also offer Investor Shares which are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other investors from TSSC. You may obtain an Investor Shares Prospectus without charge by calling 1-800-89-ASK-US (1-800-892-7587).

This Prospectus provides information about the Institutional Shares of the Transamerica Premier High-Yield Bond Fund only.

Transamerica Investors  Transamerica Investors, Inc. is an open-end, management investment company offering a
number of portfolios, known collectively as the Transamerica Premier Funds. In addition to the Transamerica
Premier High-Yield Bond Fund,  the Transamerica Premier Fund family includes:


         Transamerica Premier Aggressive Growth Fund
         Transamerica Premier Small Company Fund
         Transamerica Premier Equity Fund
         Transamerica Premier Index Fund
         Transamerica Premier Bond Fund
         Transamerica Premier Balanced Fund
         Transamerica Premier Cash Reserve Fund

The above funds are described in separate prospectuses.

Additional Information and Assistance For additional details about any of the Transamerica Premier Funds or to order a prospectus, call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge by calling the above number. The Statement of Additional Information is a part of this Prospectus by reference.

LIKE ALL MUTUAL FUND SHARES,  THIS SECURITY HAS NOT BEEN APPROVED
OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

Fund Expenses                                                          4
Investment Adviser's Performance Managing
  the Fund's Predecessor Account                              5
The Management Team                                           6
The Fund In Detail                                                     7
A General Discussion About Risk                                        9
Investment Procedures and Risk Considerations                 10
Shareholder Services                                                   17
         Opening Your Account                                          17
         How to Buy Shares                                    19
         How to Sell Shares                                            20
         How to Exchange Shares                                        23
         Other Investor Requirements and Services             24
Dividends and Capital Gains                                   25
What About Taxes?                                                      25
Share Price                                                            27
Organization and Management                                   28
General Information                                                    31

THIS  PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN
ANY STATE OR
OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE
SUCH AN OFFER IN
SUCH STATE OR OTHER JURISDICTION.

Fund Expenses

Shareholder Transaction Expenses (as a percentage of offering price)
Sales Charge on Purchases                                              None
Redemption Fee                                                         None
Sales Charge on Reinvested Dividends                                   None
Exchange Fee                                                           None
Contingent Deferred Sales Charge                                       None

Estimated Annual Fund Operating Expenses (as a percent of average net assets) Adviser Fee1 0.XX% 12b-1 Fee 0.00% Other Expenses After Waiver and Reimbursement2 0.XX% Total Operating Expenses After Waiver and Reimbursement3 X.XX%

The preceding tables summarize actual transaction expenses, Adviser fees and anticipated operating expenses for 1997. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Example
Using the aforementioned transaction and operating expenses4, the expenses for a $1,000 investment using an assumed annual return of 5% would be:

Premier Fund                        1 Year           3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
High-Yield Bond Fund       $XX              $XX               $XX        $XXX

The information contained in the above example should not be considered a representation of future expenses. The actual expenses may be more or less than those shown. The hypothetical 5% annual return is used for illustrative purposes only and should not be interpreted as an estimate of the Fund's annual return, as there can be no guarantee of the Fund's future performance.

1. The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 5 below. See "Adviser Fee" on page 29 for additional information. 2. "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 6. Other expenses include expenses not covered by the adviser fee. Expenses are based on estimated expenses and estimated net assets for the first fiscal year. 3. "Total Operating Expenses" include adviser fees and other expenses that the Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed X.XX%. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase the Fund's yield. Without any fee waiver or expense reimbursement, the estimated total operating expenses for the first year would be X.XX% based on $50 million of assets. 4. The expenses in the example assume no fees for IRA or SEP accounts.

Investment Adviser's Performance Managing the Fund's Predecessor Account

Prior to the inception of the Transamerica Premier High-Yield Bond Fund (the "Fund"), the Investment Adviser, Transamerica Investment Services, Inc., managed a segregated investment account (or "separate account") that invested in high-yield bonds for Transamerica Corporation's affiliated companies. On the Fund's inception date, the separate account transferred all its assets (i.e., the intact portfolio of securities) to the Fund in exchange for shares of the Fund.


The Transamerica Premier High-Yield Bond Fund has the same investment adviser and substantially the same investment objectives, strategies and policies as the separate account from which it was converted. The separate account was not registered with the SEC nor subject to Subchapter M of the Internal Revenue Code of 1986, as amended. Therefore it was not subject to the investment limitations, diversification requirements, and other restrictions that now apply to the Fund. The performance results of the separate account shown below were recalculated to reflect the fees and expenses currently being charged to the Fund. The separate account performance figures are not the Fund's own performance, should not be considered a substitute for the Fund's own performance, and should not be considered indicative of the past or future performance of the Fund. In addition, the effect of taxes on any shareholders of the Fund will depend on the shareholder's tax status, and the results have not been adjusted to reflect any income taxes.


The following table illustrates the separate account's annualized performance3 prior to the Fund's inception as compared to the Merrill Lynch All High-Yield Index over the last one and three-year periods ending September 30, 1997 and since inception of the separate account. The information was supplied by the Investment Adviser and has not been verified by audit.
                                        1                 5          Since
                                       Year              Years       Inception1
High-Yield Bond Separate Account            XX.X%    XX.X%            XX.X%
Merrill Lynch All High-Yield Index2         XX.X%    XX.X%           XX.X%

  1 The inception date of the Transamerica High-Yield Bond Fund is X/X/90.
   2    The    Merrill    Lynch    All    High-Yield     Index    consists    of
XXXXXXXXXXXXXXXXXXXXXXXXXX. The index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by the index.
  3 Average annual total performance calculated as shown in the Statement of Additional Information.

The following graph illustrates the growth of $1,000 invested in the separate account from inception, XXXXX, 1990 through September 30, 1997. The value on September 30, 1997 would have been $XXXX representing an average annualized return of XX.X% per year. By comparison, $1,000 invested in the securities comprising the Merrill Lynch All High-Yield Index over the same period would have grown to only $XXXX.


[change graph to high-yield bond separate account labels and figures] [GRAPHIC OMITTED]

The index shown above is used for comparison purposes only. It is an unmanaged index that has no management fees or expense charges, and is not available for investment. Performance figures are based on historical earnings.
They are not intended to indicate future performance of the Fund.

The return experienced by investors in the Transamerica Premier High-Yield Bond Fund may differ from the separate account's performance for reasons such as timing of purchases and sales, availability of cash for new investments, and brokerage commissions,. In addition, it's possible that by using different performance-determining methods than those used here, the results could vary. Investors should keep in mind that past performance of the separate account is no guarantee of future results for the Fund.


The Management Team

Responsibility for the management and supervision of the Company and the Fund rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

The Fund's Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser's duties include, but are not limited to: (1) supervising and managing the investments of the Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the Fund's investment objective, strategies, and policies and comply with government regulations.

The Fund's Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The Administrator's duties include, but are not limited to: (1) providing the Fund with administrative and clerical services, including the maintenance of the Fund's books and records; (2) registering the Fund shares with the SEC and with those states and other jurisdictions where its shares are offered or sold; (3) the periodic update of the Fund's prospectus; and (4) providing proxy materials and reports to Fund shareholders and the SEC.

The Investment Adviser and the Administrator are direct or indirect subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies. For more information on Fund management, see "Organization and Management" on page 28.


The Fund in Detail

Investment Objective The Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Investment Strategies and Policies The Fund invests in a diversified portfolio of high yield, below investment grade, fixed-income securities. The Fund takes a disciplined approach to high-yield bonds, based on its research and credit analysis, seeking securities that will pay coupons and principal at maturity with a minimum of defaults. In order to minimize price volatility and achieve potential price appreciation, the Investment Adviser seeks to identify those bonds that are likely to receive credit quality upgrades from nationally recognized securities ratings organizations. In order to lessen price volatility, the Investment Adviser focuses on the potential for each prospective holding (a "bottom up" approach) rather than the economic or business cycle (a "top down" approach). This approach relies on extensive research and credit analysis to help identify those bonds that are likely to be upgraded.

These securities are rated below investment grade and are commonly called "junk bonds." These securities have greater risk of loss due to a higher default rate than securities which are rated investment grade. Normally, at least 65% of the Fund's assets will be invested in high yield debt securities. The Fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income and capital appreciation. These securities may also be convertible to common stock, have warrants attached, or contain other equity features. The Fund may retain equity securities obtained by conversion, exchange, exercise of warrants, or other methods. The Fund may also elect to invest in preferred stock, other debt instruments, money market instruments, cash and cash equivalents, or other securities that the Investment Adviser deems appropriate.

Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers of such securities. Higher yields are generally available from securities in the lower rating categories of recognized rating agencies, such as Moody's and S&P. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The Fund may invest up to 15% of the assets in securities rated below Caa by Moody's or CCC by S&P, including securities in the lowest rating category of each rating agency, or in unrated securities that we determine are of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth on page 31.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Also considered are relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the Fund's objectives depends more on the analytical abilities of the Investment Adviser than would be the case if the Fund were investing primarily in securities in the higher rating categories.

The Fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the liquidity of loan participations and assignments may be limited.

At times the Investment Adviser may determine that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of the shareholders. At such times alternative strategies may be temporarily used, designed primarily to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may increase the portion of its assets invested in money market instruments and may invest in higher-rated fixed-income securities, or other securities we consider consistent with such defensive strategies. The yield on these securities would generally be lower than the yield on lower-rated fixed-income securities. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. Overall, investors should expect that this Fund may fluctuate in price independently of the broad bond market and prevailing interest rate trends, and that price volatility at times may be very high, especially as a result of credit concerns, market liquidity, and anticipated or actual legislative and regulatory changes.

Some Points To Consider When Investing The Transamerica Premier High-Yield Bond Fund is designed for investors willing to take substantial risks in pursuit of potentially higher rewards. Since the Fund invests in securities that are considered speculative by traditional investment standards, an investment in this Fund should represent only a portion of a balanced investment program for most investors. Because of the risks associated with bond investments, this Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Investors should carefully consider their ability to assume the risks of owning shares of a Fund that invests primarily in lower-rated securities before making an investment in this Fund.

What is Fundamental? The investment objectives given for the Fund are fundamental. This means they can be changed only with the approval of the majority of shareholders. There is no assurance that these objectives will be met. Many of the strategies and policies are not fundamental. This means that certain strategies and policies can be changed by the Board without shareholder approval.

If any investment objectives of the Fund change, you should decide if the Fund still meets your financial needs. More information about this is in the Statement of Additional Information.


A General Discussion About Risk

There are risks inherent in investing in different kinds of funds, such as the Premier Funds, just as there are inherent risks in making any type of investment. The Fund is subject to the following risks:

Market  or  Price  Volatility  Risk  For  stocks,   this  refers  to  the  price
fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, this refers to the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market funds and shorter-maturity bond funds.

Financial or Credit Risk For stocks and other equity securities, financial risk comes from the possibility that current earnings of the company will fall or that its overall financial circumstances will decline. Either of these could cause the security to lose value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will be unable to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield (`Junk') Bonds" on page 10 and "Summary of Bond Ratings" on page 31.

Current Income Risk The Fund receives income, either as interest or dividends, from the securities in which it has invested. The Fund pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes?" on page 25. The dividends paid out to shareholders are called current income. Current income risk means how much and how quickly overall interest rate or dividend rate changes on income received by the Fund affects its ability to maintain the current level of income paid to shareholders.

Inflation or Purchasing Power Risk Inflation risk is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

Sovereign Risk Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk than other funds.

More in-depth information about risk is provided in the following section and in the Statement of Additional Information.


Investment Procedures and Risk Considerations

High-Yield ("Junk") Bonds High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk. We need to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Fund may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. For a description of the bond rating categories see "Summary of Bond Ratings" on page 31. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value. For a listing of the ratings of the Fund's portfolio see "Ratings of the Portfolio" on page 31.

The lower ratings of certain securities held reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of principal and interest. The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of some securities more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.

The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objectives.

At times, a substantial portion of a Fund's assets may be invested in securities as to which the Fund, by itself or together with other Funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.

Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Fund may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

Buying and Selling Securities In general, the Fund purchases and holds securities for capital growth. Investment decisions are made in order to achieve the Fund's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

The rate of portfolio turnover will not be a determining factor in these decisions. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. The Fund may sell one security and simultaneously purchase another of comparable quality. The Fund may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Fund may purchase individual securities in anticipation of relatively short-term price gains.

The turnover rate for the Fund cannot be precisely predicted, but the turnover rate for the first year is not expected to exceed XX%. A 100% annual turnover rate would occur if all of the Fund's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts (such as IRA's or employer sponsored pension plans). For more information, see "What About Taxes?", on page 25, and the Statement of Additional Information.

Fund Lending As a way to earn additional income, the Fund may lend its securities to creditworthy persons not affiliated with the Fund. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the Fund continues to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can be changed only by a vote of a majority of shareholders.

Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

Borrowing Policies of the Fund The Fund can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. Up to one-third of the Fund's total assets can be borrowed. To secure borrowings, the Fund can mortgage or pledge securities in an amount up to one-third of the Fund's net assets. If the Fund borrows money, the Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section below.

Repurchase Agreements The Fund may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time an interest-bearing debt obligation is purchased, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. Procedures have been established to evaluate the creditworthiness of parties making repurchase agreements.

The  securities   underlying  repurchase  agreements  are  not  subject  to  the restrictions applicable to maturity of the Fund or its securities.

The Fund will not invest in repurchase agreements maturing in more than seven days, if that would result in more than 10% of the Fund's net assets being so invested when taking into account the remaining days to maturity of our existing repurchase agreements.

Reverse Repurchase Agreements and Leverage The Fund may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction securities are sold with a simultaneous agreement to repurchase them at a price which reflects an agreed-upon rate of interest. The proceeds of reverse repurchase agreements will be used to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Fund's shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities, if the opposite party has financial difficulties.

The Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

When-Issued Securities Occasionally the Fund may purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than those contracted for on the when-issued security, and there is some risk the transaction may not be consummated. The Fund will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

Short Sales The Fund may sell securities it does not own, or intend to deliver to the buyer if it does own ("sell short") if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The Fund may make a short sale when it wants to sell a security it owns at a current attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code"). Short sales will be made only if the total amount of all short sales does not exceed 10% of the Fund. This limitation can be changed at any time.

Municipal Obligations The Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable us to demand payment from the issuer or a financial intermediary on short notice.

Foreign Securities Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign Fund transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Options, Futures, and Other Derivatives The Fund may use options, futures, forward contracts, and swap transactions ("derivatives") to protect the Fund against potential unfavorable movements in interest rates or securities' prices. If those markets do not move in the direction anticipated, the Fund could suffer investment losses.

The Fund may purchase, or it may write, call or put options on securities or on indexes ("options"). The Fund may also enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. These instruments are used primarily to adjust the Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is an attempt to reduce the overall investment risk.

Risks in the use of these derivatives include, in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. More information on derivatives is contained in the Statement of Additional Information.

Mortgage-Backed and Asset-Backed Securities The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are generally pools of individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association ("GNMAs") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Fund may be required to invest these proceeds at a lower interest rate, causing it to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds The Fund may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Illiquid Securities Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. It may be difficult for the Fund to sell these investments quickly for their fair market value.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid. This is provided that a dealer or institutional trading market exists. The institutional trading market is relatively new. Liquidity of the Fund's investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

Variable Rate, Floating Rate, or Variable Amount Securities The Fund may invest in variable rate, floating rate, or variable amount securities for the Fund. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Investments in Other Investment Companies Up to 10% of the Fund's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, the Fund cannot purchase more than 3% of the outstanding shares of any one investment company. It is intended that these investments will be kept to a minimum.


Shareholder Services


The Company's goal is to make your investment in the Fund, and the ongoing account servicing, as simple as possible by offering the following shareholder services:


      Simple application form with service representatives to assist you. Purchases, exchanges and redemptions by phone.
      Purchases and redemptions by wire.
      Automatic Investment Plan - you designate an amount of $50 or more to be automatically withdrawn from your checking, savings or other bank account and deposited into the Fund.
      Automatic  Exchange  Plan  -  allows  you  to  specify  an  amount  to  be automatically withdrawn from one Fund and deposited into another Transamerica Premier Fund on a regular basis, once or twice a month.
      Automatic Income Plan - you can receive automatic monthly payments from your Fund account to your checking or savings account.
      Automatic investment of dividends. Uniform Gifts or Transfers to Minors (UGMA or UTMA). Transmission of redemption proceeds by electronic funds transfer. Individual Retirement Account (IRAs) are administered.

Opening Your Account To open an account, complete the application and mail it with a check, money order, or wire for the amount you want to invest to:

         Transamerica Premier Funds
         P.O. Box 9232
         Boston, MA 02205-9232

If you need help in filling out your application, call a customer service representative at 1-800-89-ASK-US (1-800-892-7587), who will walk you through the application and help you understand everything.

IRA Accounts You can establish an Individual Retirement Account ("IRA"), for yourself or under your employer's Simplified Employee Pension ("SEP"), or other comparable program allowed by the Internal Revenue Service with us. Contributions to an IRA may be deductible from your taxable income, depending on your personal tax situation. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on whether you qualify for deductible contributions to an IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA, the money must be paid directly by your pension plan administrator to Transamerica Investors to avoid a 20% federal withholding tax. See "What About Taxes?" on page 25.

There is an annual fee of $10 per Fund in which you own shares for administering your IRA. This is limited to a maximum annual fee of $36 per taxpayer identification number. We will waive this fee if the combined value of all shares in your IRA accounts is $5,000 or more when the fee is due. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA accounts that are maintained under the same taxpayer identification number. You may pay the fee to us, otherwise we will deduct the annual fee ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if before then. The Company reserves the right to change the fee, but we will notify you at least 30 days in advance of any change.

Uniform Gifts to Minors A Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account allows an adult to put assets in the name of a minor child. The adult maintains control over these assets until the child reaches the age of majority, which is generally 18 or 21. State laws dictate which type of account can be used and the age of majority. An adult must be appointed as custodian for the account and will be legally responsible for administering the account, but the child's Social Security number must be used. Generally, the person selected as custodian is one of the parents or grandparents, but may be some other adult relative or friend. By shifting assets to a custodial account, you may benefit if the child's tax rate is lower.


How to Buy Shares

Shares may be purchased as follows:

By Check All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds. Third party checks will not be accepted, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), nor checks drawn on credit card accounts. Purchases made by check may not be redeemed until the investment being redeemed has been in the account for 15 business days.

Fill out an investment coupon from a previous confirmation statement, or indicate your account number on your check, and mail it to:

Transamerica Premier Funds
P.O. Box 9232
Boston, MA 02205-9232

By Automatic Investment Plan You can make investments automatically by electing this service in your application. It will authorize us to take regular, automatic withdrawals from your bank account. These periodic investments must be at least $50 for each Transamerica Premier Fund in which you are automatically investing. You can change the date or amount of your monthly investment, or terminate the Automatic Investment Plan, at any time by letter or telephone call (with prior authorization). Give us your request at least 20 business days before the change is to become effective. You may also be able to have investments automatically deducted from:
 1.   your paycheck at work;
 2.   your savings account;
 3.   your annuity from Transamerica;
 4.   your social security payments; or
 5.   other sources of your choice.

Call 1-800-89-ASK-US (1-800-892-7587) for more information.

By Telephone If you elect the telephone purchasing service on your application, you can make occasional electronic withdrawals from your designated bank account by calling 1-800-89-ASK-US (1-800-892-7587).

We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions.


By Wire You can make your initial or subsequent investments in the Fund by wire.
 Here's what you need to do:
1. submit your application form (initial investment only);
2. call 1-800-89-ASK-US (1-800-892-7587) for a wire number;
3. give your bank the following wire instructions:

         Wire Instructions:
         a) send to State Street Bank, ABA number 011000028, DDA number 9905-
1344;
         a) payable to "Transamerica Premier Funds";
         b) your account number, if you have one;
         c) identify the Funds being purchased, and the amount to be allocated to each Fund;
         d) your name and address; and
         e) your wire number.
Wired funds are considered received when the wire and all the required information listed above are received by the Fund's transfer agent. Wires received in good order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) are credited to the shareholder that same day.


Minimum Investments Shares of the Portfolios may be purchased at net asset value without a sales charge. The minimum initial investment is $250,000 and the minimum subsequent investment is $1,000. The minimum initial and subsequent investments may be waived from time to time by the Distributor. Shares of a Portfolio may also be purchased with securities which are otherwise appropriate for investment in the Portfolio. Shares will be purchased for a participant of a qualified retirement plan only upon receipt by the plan's recordkeeper of the participant's funds accompanied by the information necessary to determine the proper allocation for the participant.


Shares are also offered to institutional investors, high net worth individuals, and to the public through financial planners, broker-dealers, and other financial intermediaries.


Minimum Balances Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is participant in a qualified plan) for their then-current net asset value if at any time the total investment does not have a value of at least $10,000 because of redemptions. The shareholder will be notified that the value of the account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $10,000 before the redemption is processed.



How to Sell Shares

You can sell your shares (called "redeeming") at any time. You'll receive the net asset value next determined after we receive your redemption request, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page 28, "Minimum Balances" on page 20, and "Points to Remember When Redeeming" on page 22.


You   have  several  options  for  receiving  your  redemption:   By  check;  By
      electronic transfer to your bank; or By wire transfer

If your wire transfer is $2,500 or less, we will charge a $10 fee. Also, some banks may charge a fee to receive the wire transfer.

If you call us before the close of the New York Stock Exchange, usually 4:00 p.m. Eastern Standard Time, you will receive the price determined as of the close of that business day. See "Share Price" on page 27.

You May Sell Shares in One of Three Ways:

1. By Mail Your written instructions to us to redeem shares can be in any one of the following forms: By redemption form, available by calling 1-800-89-ASK-US (1-800-892-7587); By letter; or By assignment form or other authorization granting power with respect to your shares in one of the Funds.

Once mailed to us, your redemption request is irrevocable and cannot be modified or canceled.

If the amount redeemed is over $50,000, all signatures must be guaranteed. See "Signature Guarantee" on page 24. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M. Smith.


2. By Telephone Instructions authorizing redemptions by telephone may be pre-established in the initial application or in writing. You can redeem your shares by calling 1-800-89-ASK-US (1-800-892-7587). Be careful in calling, since once made, telephone request cannot be modified or canceled.


Reasonable precautions are taken to make sure that telephone instructions are genuine. Precautions include requiring positive identification, tape recording the telephone instructions, and providing written confirmations. All telephone instructions reasonably believed to be accurate and genuine will be accepted. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how
telephone   transactions   will   operate,   see  the  Statement  of  Additional
Information.

3. By Automatic Income Plan Under the Automatic Income Plan, enough shares are automatically redeemed each month to provide you with a check or automatic deposit to your bank account. The minimum is $2,500 per Fund. Please tell us: a) when you want to be paid each month; b) how much you want to be paid; and c) from which Fund(s). To set up an Automatic Income Plan, call us at 1-800-89-ASK-US (1-800-892-7587).

If your monthly income payments exceed the dividends, interest, and capital appreciation on your shares, the payments will deplete your investment.

You can specify the Automatic Income Plan when you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

You can request payments to be sent to an address other than the address of record at the time of your first investment. After that, a request to send payments to an address other than the address of record must be signed by all owners of your account, with their signatures guaranteed.

The Automatic Income Plan option can be terminated at any time. If it is, you will be notified. You can terminate the Plan or change the amount of the payments by writing or calling. Termination or change will become effective within 15 days after your instructions are received.

How Long Will It Take? Generally redemptions made by check are mailed on the second business day after the request is received, but not later than seven days afterwards.

The Company may postpone such payment if: (a) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

When a redemption occurs shortly after a recent check purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days.

Points to Remember When Redeeming
      All redemptions are made and the price is determined on the day all necessary documentation is received. See "When Share Price Is Determined" on page 28.
      Redemptions specifying a certain date or dollar price per share cannot be accepted. It must be a redemption amount in dollars. Incorrect requests will be returned.

      For redemptions greater than $250,000 the Company reserves the right to give you marketable securities instead of cash. See the Statement of Additional Information, or call 1-800-89-ASK-US (1-800-892-7587).

      If you request a redemption check within 30 days of your address change, you must submit your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address as soon as possible.
      Except for a transfer of redemption proceeds to the custodian of a tax-qualified plan, all payments will be made to the registered owner of the shares, unless you request otherwise.
      All checks will be mailed to the address of record, unless you request otherwise.
      If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.
      A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which will be provided) and a reason for withdrawal. This is required by the IRS.

Please call us at 1-800-89-ASK-US (1-800-892-7587) or write to Transamerica Premier Funds, P.O. Box 9232, Boston, MA 02205-9232 for further information.


How to Exchange Shares

Between Funds Shares in any Fund can be exchanged for shares of any other Fund within the same class. You can exchange shares by any of the following methods:
      By mail;
      By telephone; or
      By the Automatic Exchange Plan

By Mail or Telephone The procedures relating to exchanges in writing and by telephone are the same as for purchases. Exchanges are available to any resident of any state in which shares of the Fund are legally sold.


By Automatic Exchange Plan You can make automatic share exchanges either once or twice a month. You can request the service in writing. Your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US (1-800-892-7587) for information.


Points to Remember When Making Exchanges Make sure you understand the investment objective of the Fund into which you are exchanging shares. The exchange service is not designed to give shareholders the opportunity to "time the market." It gives you a convenient way to change the balance between the accounts so that it more closely matches your overall investment objectives and risk tolerance level.
      You can make an unlimited number of exchanges between the Funds. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Fund. This limitation is designed to keep each Fund's asset base stable and to reduce its administrative expenses.
      An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events. See "What About Taxes?" on page 26.
      Exchanges into or out of the Funds are made at the next determined net asset value per share after all necessary information for the exchange is received.
      Exchanges are accepted only if the ownership registrations of both accounts are identical. The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

Between Classes Exchanges between different classes of shares will be on the basis of the relative net asset values of the respective shares to be exchanged. You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.


Other Investor Requirements and Services

Tax Identification Number A taxpayer identification number and a certification as to whether or not you are subject to backup withholding must be furnished to open an account. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

Changing Your Address Address changes can be made by phone or written notification signed by all registered owners of your account. Include the name of the Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred to a pre-established bank account. See "How to Sell Shares" on page 20.

Signature Guarantee When a signature guarantee is required, e.g., when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange).

The policy to waive the signature guarantee for amounts of $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

How You Will Get Ongoing Information About the Fund You will receive a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, you will receive a confirmation of the transaction.

You will receive an annual report that includes audited financial statements for the fiscal year. It will include a list of securities in each Fund on that date. You will also receive a semi-annual report that includes unaudited financial statements for the previous six months. It will also include a list of securities in each Fund on that date.

You will  receive a new  Prospectus  each  year.  The  Statement  of  Additional
Information is also revised each year. You will receive a Statement of Additional Information only if you request it.

How to Transfer Your Shares to Another Person You can transfer ownership of your shares to another person or organization, or change the name on an account, by sending written instructions to the same address as redemption requests. The request must be signed by all registered owners of your account. To change the name on an account, the shares must be transferred to a new account. The request must include a signature guarantee. See "Signature Guarantee" on page 24. This option is not available for Pension or Retirement Savings Programs. Please call 1-800-89-ASK-US (1-800-892-7587) for additional information.

The Company reserves the right to amend, suspend, or discontinue offering any of these options at any time without prior notice.


Dividends and Capital Gains

Substantially all of the Fund's net investment income is distributed in the form of dividends to you. Dividends, if any, are distributed quarterly. Net capital gains, if any, are distributed annually. Distributions are made on a per share basis to the shareholders of record as of the distribution date of the Fund.

You can select from among the following distribution options:

REINVESTED   You can have all of your dividends and capital gains distributions reinvested in additional shares the Fund or of any Transamerica Premier Fund. Unless you choose one of the other options, this option will be automatic CASH AND You can choose to have either your dividends or your capital gains REINVESTED paid in cash and the other will be reinvested in additional shares in the Fund or any other Transamerica Premier Fund; or ALL CASH You can choose to have your dividends and capital gains distributions paid in cash.



What About Taxes?

Federal Taxes* Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. You will be notified after each calendar year of the amount and character of distributions you received from the Fund for federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution from your IRA or pension plan.

The tax implications of buying shares immediately prior to a dividend or capital gain distribution should be considered. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. The shareholder will be taxed on the distribution received even though the distribution represents a return of a portion of the purchase price.

Redemptions and exchanges of shares may result in a capital gain or a loss for tax purposes.

Individuals and certain other classes of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Pension and Retirement Savings Programs The tax rules applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits:

1. distributions prior to age 591\2 (subject to certain exceptions);
2. distributions that do not conform to specified commencement and minimum distribution rules;
3. aggregate distributions in excess of a specified annual amount; and
4. in other specified circumstances.

You should consult a qualified tax adviser for more information.
Other Taxes In addition to federal taxes, state and local taxes may apply to payments received. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. A tax adviser should be consulted regarding specific questions as to federal, state and local taxes.

* For each taxable year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the Fund's shareholders are subject to tax on these distributions.


Share Price

How Share Price Is Determined The price of your shares is their net asset value. The net asset value is determined by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Fund securities, traded on a domestic securities exchange or NASDAQ, are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

Any short-term investments held by the Fund with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

When Share Price Is Determined The net asset value is determined only on days that the New York Stock Exchange (the "Exchange") is open. Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. Eastern Standard Time, receive the share price determined at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, the share price at the close of the Exchange the next day the Exchange is open is used. Investments and redemption requests by telephone are deemed received at the time of receipt of the telephone call.

Where To Find Information About Share Price You can get the current net asset value of the Fund by calling 1-800-89-ASK-US (1-800-892-7587). The net asset value of the Fund may also be published in leading newspapers daily, once its net assets reach a certain amount. Weekly updates of the Fund's net asset value are available on the Transamerica Premier Funds Web site at http://funds.transamerica.com.

Organization and Management

Transamerica Investors, Inc. Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end, management investment company of the series type. The Fund constitutes a separate series. There are two classes of shares, Investor Shares and Institutional Shares. This Prospectus describes the Investor Class of shares. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

Except for the differences noted below and elsewhere in this Prospectus, each share has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of the Fund represents an identical legal interest in the same investments of the Fund. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under any 12b-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own. At a special shareholders meeting, if one is called, issues that affect all the Transamerica Premier Funds in substantially the same way will be voted on by all shareholders, without regard to this Fund. Issues that do not affect this Fund will not be voted on by this Fund's shareholders. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Investment Adviser Services The Investment Adviser is responsible for making investment decisions for the Fund. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for the Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is the
Investment Adviser's policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

Trading decisions for the Fund described in this Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leader is primarily responsible for the day-to-day decisions related to the Fund and is supported by the entire group of managers and analysts. The team leader of the Fund may be on another Transamerica Premier Fund team. The transactions and performance of the Fund are reviewed continuously by the Investment Adviser's senior officers.

The team leader for the Fund is Heather E. Creeden, C.F.A. Vice President and
 Fund Manager, Transamerica
Investment Services. She is a member of the Los Angeles Society of Financial Analysts. She received her B.S. from Arizona State University in 1985. Previously she was a Portfolio Manager with Analytical Investment Management from 1986-1987. She joined Transamerica in 1987.

Adviser Fee For its services to the Fund, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of the Fund. It is accrued daily, and paid monthly.

The annual fee percentages for the Fund is .XX% on the first $1 billion of assets. This reduces to .XX% on the next $1 billion, and finally .XX% on assets over $2 billion. The Investment Adviser may waive some or all of these fees from time to time at its discretion. See "Fund Expenses" on page 4 for further details.

Administrator Services The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation and not already paid by the Investment Adviser. The Fund pays all of its expenses not assumed by the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Administrator may from time to time reimburse the Fund for some or all of its operating expenses, including 12b-1 fees. Such reimbursements will increase the Fund's return. This is intended to make the Fund more competitive. This practice may be terminated at any time.

Custodian and Transfer Agent Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Fund, provides recordkeeping services, and serves as the Fund's custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

Under a Transfer Agency Agreement, State Street Bank also serves as the Fund's transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account;
c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

Distributor Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of the Fund.

TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer. TSSC is also a member of the National Association of Securities Dealers, Inc.

Distribution Plan The Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended. The 12b-1 plan of distribution and related distribution contract require the Fund to pay a distribution fee to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for the Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Company will pay the fee to TSSC until the distribution contract is terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Board will review and approve the distribution plan, contract and TSSC's expenses quarterly.

The distribution fee accrues daily at an annual rate of .25% of the daily average net assets. The fees can be used for such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information to potential shareholders, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Fund.

From time to time, the Distributor may waive all or any portion of these fees at its discretion.


General Information

Performance Information The Company may publish performance information about the Fund. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. The Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

The performance of the Fund can also be measured in terms of yield. The Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The performance information which may be published for the Fund is historical. It is not intended to represent or guarantee future results. The value of your Fund shares can be more or less than their original cost when they are redeemed.

Ratings of the Portfolio The table below shows the percentages of Transamerica High-Yield Bond Fund separate account assets invested as of September 30, 1997 in securities assigned to the various rating categories by Moody's and S&P, and in unrated securities the Investment Adviser determined to be of comparable quality. The allocations in the table are not necessarily representative of the composition of the Fund's portfolio at other times. Portfolio composition is likely to change over time.

Rating    by               Rated            Unrated Securities of
Moody's/S&P       Securities*       Comparable Quality*
A/A                          X.XX%
Baa/BBB             X.XX%
Ba/BB                      XX.XX%           X.XX%
B/B                        XX.XX%           X.XX %
Caa/CCC           XX.XX%            X.XX %
C/D                                                  X.XX %
                           -----------               ------
                  Total    XX.XX%           X.XX %

* as a percentage of net assets which equaled $XX,XXX.XXX as of September 30, 1997. The remaining X.XX% is invested in other investments, including cash and cash equivalents.

Summary of Bond Ratings Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."
                                                              Standard &
Investment Grade                    Moody's Poor's
Highest quality                     Aaa              AAA
High quality                                Aa                AA
Upper medium                                A                 A
Medium, speculative features                Baa               BBB

Lower Quality
Moderately speculative              Ba               BB
Speculative                                 B                 B
Very speculative                    Caa              CCC
Very high risk                              Ca                CC
Highest risk, may not be
 paying interest                    C                C
In arrears or default                       C                 D

For more detailed information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.

Pension and Retirement Savings Programs Following is a listing of Pension and Retirement Savings Programs. Provided you have the necessary plan documents, you can use the Transamerica Premier Funds as investment options for:
      401(a), 401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.
      Section 403(b)(7) (Tax-Sheltered Annuity) Plans* for employees of educational organizations or other qualifying, tax-exempt organizations.
      Individual Retirement Account ("IRA"), or comparable program, for individuals and Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.
      Section 457 deferred compensation plans for employees of state governments and tax-exempt organizations. Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages.
      Other retirement plans or savings programs allowed by the Board.

*You may be required to have your own custodian for this plan.

Transamerica Securities Sales Corporation, Distributor
1-800-89-ASK-US (1-800-892-7587)
http://funds.transamerica.com
e-mail: PremierFunds@Transamerica.com


1997 Investor Guide and Prospectus

Transamerica Premier Funds ---  Institutional Shares
Prospectus: September 1, 1997


Transamerica Premier Aggressive Growth Fund
Transamerica Premier Small Company Fund
Transamerica Premier Equity Fund
Transamerica Premier Index Fund
Transamerica Premier Bond Fund
Transamerica Premier Balanced Fund
Transamerica Premier Cash Reserve Fund


Your Guide
This guide (the "Prospectus") will provide you with helpful insights and details about the Institutional Class of shares of the Transamerica Premier Funds (a "Fund" or collectively the "Funds"). It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.


Transamerica Investors

Transamerica Investors, Inc. (the "Company") is an open-end, management investment company offering a number of portfolios, known collectively as the Transamerica Premier Funds. Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment is $250,000 and the minimum subsequent investment is $1,000. See "Minimum Investments" on page 18 for more details.



Additional Information and Assistance
For additional details about the Funds, call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Investors, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge by calling the above number. The Statement of Additional Information is a part of this Prospectus by reference



LIKE ALL  MUTUAL  FUND  SHARES,  THESE  SECURITIES  HAVE NOT  BEEN
APPROVED  OR
DISAPPROVED BY THE SECURITIES  AND EXCHANGE  COMMISSION OR ANY
STATE  SECURITIES
COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR

ANY  STATE
SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Contents

The Funds at a Glance                                         2
Fund Expenses                                                 3
Investment Adviser's Performance Managing
   Similar Accounts                                           6
The Management Team                                           8
The Funds In Detail                                           8

         Transamerica Premier Aggressive Growth Fund          8
         Transamerica Premier Small Company Fund     9
         Transamerica Premier Equity Fund            8
         Transamerica Premier Index Fund                      9
         Transamerica Premier Bond Fund                       10
         Transamerica Premier Balanced Fund          11
         Transamerica Premier Cash Reserve Fund               12

A General Discussion About Risk                               13
Investment Procedures and Risk Considerations                 13
Shareholder Services                                          17
         Opening Your Account                                 17
         How to Buy Shares                                    17
         How to Sell Shares                                   18
         How to Exchange Shares                               20
         Other Investor Requirements and Services             21

Dividends and Capital Gains                                   22
What About Taxes?                                    22
Share Price                                                   23
Organization and Management                                   24
General Information                                           25


This prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Funds at a Glance


The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 8. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 13.


Transamerica Premier Aggressive Growth Fund

      The Fund seeks to maximize long-term capital appreciation by investing in common stocks with high growth potential.
      It invests primarily in common stocks selected for their growth of franchises protected by high barriers to competition. Under normal conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.

      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 8 for more details.

Transamerica Premier Small Company Fund
      The Fund seeks to maximize long-term growth by investing in small company stocks.

      It invests primarily in a diversified portfolio of domestic common stocks. Most of the companies the Fund invests in have small market capitalizations (between $300 million and $1 billion) or annual revenues of no more than $1 billion.

      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 8 for more details.

Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
      The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 8 for more details.

Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.
      See page 9 for more details.

Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from undervalued bonds.
      See page 10 for more details.

Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      The Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.
      See page 11 for more details.

Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      The Fund provides a low risk, relatively low cost way to maximize current income through high-quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.
      See page 12 for more details.


Shares of these Funds are not deposits or obligations of any bank, and are not insured by the FDIC or any other governmental agency. These Funds involve investment risk, including possible loss of principal. There can be no assurance that the Transamerica Premier Cash Reserve Fund will maintain a stable net asset value of $1.00 per share.


Availability

Institutional Shares are available on a no-load basis directly to institutional investors, high net-worth individuals and qualified retirement plans and require a minimum initial investment of $250,000. The shares are also offered to the public through financial planners, broker-dealers, and other financial intermediaries. These shares are distributed by Transamerica Securities Sales Corporation ("TSSC"), the Distributor.

Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other institutional investors from TSSC. You may obtain an Investor Shares Prospectus by calling 1-800-89-ASK-US (1-800-892-7587).


This Prospectus provides information about the Institutional Shares only.

Fund Expenses

Shareholder Transaction Expenses (as a percentage of offering price)


                                                                                    Aggressive         Small

   Cash

 Transaction Expense                                               Growth   Company         Equity

 Index       Bond
Balanced Reserve

 Sales Charge on Purchases                None         None        None     None    None
None          None
 Redemption Fee                                                             None    None    None
None        None

None                                         None

 Sales Charge on Reinvested Dividends     None         None        None     None    None
None          None
 Exchange Fee                                                               None    None    None
None        None

None                                         None

 Contingent Deferred Sales Charge                      None        None     None    None
None       None           None


Annual Fund Operating Expenses (as a percent of average net assets)

                                                     Other Expenses    Total Operating
 Transamerica                                        After Waiver and  Expenses After Waiver

 Premier Funds    Adviser Fee1      12b-1 Fee        Reimbursement2    and Reimbursement3
-----------------------------------------------------------------------------------------
Aggressive Growth 0.85%               - -            0.15%                      1.00%
Small Company        0.85%            - -            0.15%                      1.00%
Equity               0.85%            - -            0.10%                      0.95%
Index                0.30%            - -            0.20%                      0.50%
Bond                 0.60%            - -            0.05%                      0.65%
Balanced    0.75%            - -            0.05%                      0.80%
Cash Reserve         0.35%            - -            0.15%                      0.50%

The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1997. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.


Example
Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment using an assumed annual return of 5% would be:


Transamerica Premier Funds  1 Year           3 Years 5 Years           10 Years
-------------------------------------------------------------------------------
Aggressive Growth          $10              $32               $55               $122
Small Company                       $10              $32      `        $55              $122
Equity                              $10              $30               $53              $117
Index                               $  5             $16               $28              $  63
Bond                                $  7             $21               $36              $  81
Balanced                   $  8             $26               $44               $  99
Cash Reserve                        $  5             $16               $28              $  63


The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.


1 The  Investment  Adviser  may waive part or all of the Adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 3 below. See "Adviser Fee" on page 24 for additional information. 2 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 8. Other expenses include expenses not covered by the Adviser fee. Expenses shown for the Premier Aggressive Growth and Premier Small Company Funds are based on estimated expenses and estimated net assets for their first fiscal year. Expenses for all other Funds are based on actual expenses for another class of shares during 1996. 3 "Total Operating Expenses" include Adviser fees and other expenses that a Fund incurs. The Investment Adviser has agreed to waive that part of its Adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages: 1.00% for the Aggressive Growth Fund, 1.00% for the Small Company Fund, 0.95% for the Equity Fund, 0.50% for the Index Fund, 0.65% for the Bond Fund, 0.80% for the Balanced Fund, and 0.50% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser does not waive fees and Administrator does not reimburse expenses for the first fiscal year, the ratio of total operating expenses to average net assets is estimated to be 1.48% for the Aggressive Growth Fund, 1.48% for the Small Company Fund, 1.65% for the Equity Fund, 1.99% for the Index Fund, 1.51% for the Bond Fund, 1.64% for the Balanced Fund, and 0.79% for the Cash Reserve Fund.



Investment Adviser's Performance Managing Similar Accounts

The Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliate companies for over ten years.


All the Funds, except the Transamerica Premier Small Company Fund, have the same investment adviser and have substantially the same investment objectives and policies as the separate accounts from which they were cloned. The separate accounts are not registered with the SEC nor subject to Subchapter M of the Internal Revenue Code of 1986, as amended. Therefore they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the separate accounts had been registered and subject to the same fees and expenses as the Funds, the separate accounts' performance may have been lower. The separate account performance figures are not the Funds' own performance, should not be considered a substitute for the Funds' own performance, and should not be considered indicative of the past or future performance of the Funds.


For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below. The Transamerica Premier Small Company Fund does not have a predecessor separate account.

Separate Accounts                           Premier Funds
Transamerica Corporate Trust 91                      Transamerica Premier Aggressive Growth
Fund
Transamerica Equity Fund                    Transamerica Premier Equity Fund
Transamerica Equity Index Fund                       Transamerica Premier Index Fund
Transamerica Bond Fund                               Transamerica Premier Bond Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica Cash Management Fund           Transamerica Premier Cash Reserve Fund


The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 and recognized industry indexes over the last one, five, and ten-year periods ending April 30, 1997 and since inception.

                                    1                5                 10               Since
                                    year             years             years            Inception3

Corporate Trust 91                  30.40%           ---               ---              38.60%
Premier Aggressive Growth Fund      ---              ---               ---              ---
S&P 500 Index4                      25.13%           ---               ---              13.34%

Equity Fund                         29.70%           24.96%            ---              21.90%
Premier Equity Fund                 28.10%           ---               ---              21.79%
S&P 500 Index                       25.13%           17.10%            ---              13.34%

Equity Index Fund          24.50%           16.55%            13.63%            15.51%
Premier Index Fund                  24.88%           ---               ---              24.24%
S&P 500 Index                       25.13%           17.10%            ---              13.34%

Bond Fund                            8.40%           9.35%             10.30%           12.23%
Premier Bond Fund           6.15%           ---               ---               3.58%
Lehman Brothers
  Govt./Corporate Index5             6.72%           7.50%             8.58%            9.78%

Balanced Fund                       14.75%           ---               ---              17.59%
Premier Balanced Fund               17.92%           ---               ---              15.78%
50% S&P 500 Index and
50% Lehman Brothers
  Govt./Corporate Index               6.48%          ---               ---              6.51%

Cash Management Fund                  4.93%          4.11%             5.54%            6.71%
Premier Cash Reserve Fund    5.31%          ---               ---               5.39%
IBC First Tier Index6                 4.86%          4.05%             5.51%            6.65%

1 Average Annual Total Performance calculated as shown in the Statement of Additional Information. 2 The performance of the Premier Funds reflects that of the Investor Shares, which is subject to Rule 12-b1 fees, because the Institutional Shares were not offered during the periods shown. 3 The inception date of all Premier Funds is October 2, 1995, except the Premier Aggressive Growth Fund whose inception date is July 1, 1997. Inception dates of the separate accounts: Aggressive Growth - 1/1/94; Equity - 10/1/87; Equity Index - 10/1/86; Bond - 5/1/83; Balanced - 4/1/93; Cash Management - 1/3/82. The
inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard and Poor's 500 Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. 5 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation. 6 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.


The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, showing their performance since inception compared with the performance of recognized industry indexes for each investment category.

Equity Separate Account

The following graph shows that $1,000 invested in the Equity Separate Account at its inception on October 1, 1987 would have grown to $6,107 as of April 30, 1997. This is equivalent to a 21.90% return per year. By comparison, $1,000 invested at the same time in S&P 500 Index securities would have grown to only $3,052.


[insert graph]


Bond Separate Account

The following graph shows that $1,000 invested in the Bond Separate Account at its inception on May 1, 1983 would have grown to $4,998 as of April 30, 1997. This is equivalent to a 12.23% return per year. By comparison, $1,000 invested at the same time in Lehman Brothers Government/Corporate Index securities would have grown to only $3,675.


[insert graph]

Cash Management Separate Account

The following graph shows that $1,000 invested in the Cash Management Separate Account at its inception on January 3, 1982 would have grown to $2,664 as of April 30, 1997. This is equivalent to a 6.71% return per year. By comparison $1,000 invested at the same time in IBC First Tier Index securities would have grown to $2,641.


[insert graph]

Performance for the separate accounts is shown after reduction for investment management and administrative charges. The indexes shown in the previous graphs are used for comparison purposes only. They are unmanaged indexes that have no management fees or expense charges, and they are not available for investment. Performance figures are based on historical earnings. They are not intended to indicate future performance.

The performance of the Premier Funds may differ from the separate accounts' performance for reasons such as timing of purchases and sales, availability of cash for new investments, brokerage commissions, diversification of securities, the investment restrictions imposed on the Funds, and the differences in fees and expenses between the Funds and the separate accounts. In addition, it's possible that by using different performance-determining methods than those used here, the results could vary. This performance data should not be relied upon when deciding to invest in a particular Premier Fund. Past performance of the separate accounts is no guarantee of future results for the Funds.


The Management Team

Responsibility for the management and supervision of the Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

The Funds' Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser's duties include, but are not limited to: (1) supervising and managing the investments of each Fund and directing the purchase and sale of its investments; and (2) ensuring that investments meet each Fund's investment objectives, strategies, and policies and comply with government regulations.

The Funds' Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The Administrator's duties include, but are not limited to: (1) providing the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) registering the Fund shares with the SEC and with those states and other jurisdictions where its shares are offered or sold; (3) the periodic update of the Funds' prospectus; and (4) providing proxy materials and reports to Fund shareholders and the SEC.

The Investment Adviser and the Administrator are direct or indirect subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies. For more information on Fund management, see "Investment Adviser and Administrator" on page 24.


The Funds in Detail

Fund Objectives, Strategies and Policies
The investment objectives, strategies, and policies of each Fund are described below. In investing its portfolio assets, each Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities. The Funds have adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like each Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

Fund Risks
For  additional   information  on  specific  types  of  securities,   investment
techniques, and their risks, see "Investment Procedures and Risk Considerations" on page XX.

Transamerica Premier Aggressive Growth Fund
Investment Objective
The Fund seeks to maximize long-term capital appreciation by investing in common stocks selected by the Investment Adviser for their growth potential.

Investment Strategies and Policies
The Fund will generally invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger more established companies and/or smaller emerging companies selected by the Investment Adviser for their growth potential.

The Fund primarily invests in domestic common stocks selected by the Investment Adviser for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund may invest to a lesser degree in common stocks of foreign issuers and in other types of domestic and foreign securities, including preferred stocks, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include investment grade and non-investment grade corporate bonds and debentures, government securities, mortgage and asset-backed securities, zero coupon bonds, indexed/structured notes, high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may use a variety of investment techniques, including derivatives and short sales.

The Investment Adviser tries to keep the Fund fully invested. However, when the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Fund is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 12.

The Fund is constructed one stock at a time. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion. The Investment Adviser's research is designed to identify companies with growing franchises protected by high barriers to competition with potential for improvement in profitability and acceleration of growth.

Some Points To Consider When Investing
Since the Fund invests primarily in common stocks, its investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

However, the Investment Adviser attempts to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Fund is constructed one stock at a time. Each company passes through the Investment Adviser's research process and, in the Investment Adviser's opinion, stands on its own merits as a viable investment. The Investment Adviser's proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth. The Investment Adviser believes a rising stock market will tend to provide significant opportunities for these fundamental improvements to be reflected in stock prices. The Investment Adviser also believes these stocks have stable inherent value under most circumstances and tend to be better protected than other stocks in a general declining market.

Since the Fund is a non-diversified investment company portfolio, it could invest in a smaller number of individual issuers than a diversified investment company, and the value of the Fund's investments could be more affected by any single adverse occurrence than would the value of the investments of a diversified investment company. However, it is the policy of the Fund to attempt to reduce its overall exposure to risk from declines in individual securities by spreading its investments over a number of different companies and a variety of industries.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.


Transamerica Premier Small Company Fund
Investment Objective
The Fund seeks to maximize long-term growth by investing in small company stocks.

Investment Strategies and Policies
The Fund will invest primarily in a diversified portfolio of domestic equity securities (i.e.; common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) of companies with small market capitalizations (between $300 million and $1 billion) or annual revenues of up to $1 billion. The companies in which the Fund invests are those that the Adviser believes to have the potential for significant long-term capital appreciation. The Investment Adviser's research is designed to identify companies with potential for improvement in profitability and acceleration of growth. The average and median market capitalization of holdings in the Fund may, however, fluctuate over time as a result of changes in stock prices and the companies held by the Fund. In addition, the Fund may continue to hold securities of companies whose market capitalization or revenues grow above $1 billion while they are in the portfolio, if these companies continue to meet the other investment policies of the Fund.

The securities of smaller companies are usually less actively followed by analysts than those of larger companies and may be undervalued by the market. This can provide significant opportunities for capital appreciation. However, the securities of such smaller companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. See "Investment Procedures and Risk Considerations" for further information about small company securities.

The Fund primarily invests in domestic common stocks of small companies selected by the Adviser for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund may invest to a lesser degree in other types of domestic and foreign securities, including preferred stocks, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include investment grade and non-investment grade corporate bonds and debentures, government securities, mortgage and asset-backed securities, zero coupon bonds, indexed/structured notes, high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may use a variety of investment techniques, including derivatives and short sales.

Although the Fund is authorized to invest without limit in foreign equity and debt securities, the Investment Adviser currently does not intend to invest in foreign securities.

The Investment Adviser tries to keep the Fund fully invested. However, when the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Fund is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 12.

The Fund is constructed one stock at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Some Points To Consider When Investing
Since the Fund invests primarily in common stocks, its investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

However, the Investment Adviser attempts to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Fund is constructed one stock at a time. Each company passes through the Investment Adviser's research process and, in the Investment Adviser's opinion, stands on its own merits as a viable investment. The Investment Adviser's proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth. The Investment Adviser believes a rising stock market will tend to provide significant opportunities for these fundamental improvements to be reflected in stock prices. The Investment Adviser also believes these stocks have stable inherent value under most circumstances and tend to be better protected than other stocks in a general declining market.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.


Transamerica Premier Equity Fund
Investment  Objective
The Fund seeks to maximize long-term growth.

Investment Strategies and Policies
The Fund invests primarily in common stocks of growth companies that are considered to be premier companies that are undervalued in the stock market. The characteristics of premier companies include:
      management that demonstrate outstanding capabilities through a combination of superior track records and well-defined plans for the future;
      low-cost proprietary products;
      dominance in market share or specialized market niches;
      strong earnings and cash flows to finance future growth; or shareholder orientation by increasing dividends, stock repurchases, and strategic acquisitions.

Companies are also selected for their potential for growth based upon trends in the U.S. economy. Some major trends have included: a) the aging of baby boomers; b) the proliferation of communication and information
technologies; c) the shift toward financial assets rather than real estate or other tangible assets; and d) the
continuing increase in U.S. productivity.

The focus for this Fund is on growth stocks. Generally, at least 65% of the Fund's assets will be invested in common stocks. The Fund may also invest in preferred stocks, warrants, and bonds convertible into common stocks.

The Investment Adviser tries to keep the Fund fully invested. However, when the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Fund is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 12.

Foreign securities may be purchased if they meet the same criteria described above for the Fund's investments in general. The Fund may invest up to 20% of its assets in foreign securities. At times, the Fund may have no foreign investments. Foreign securities purchased will be those traded on U.S. exchanges as American Depositary Receipts ("ADRs"). ADRs are registered stocks of foreign companies which trade on U.S. stock exchanges.

Points To Consider When Investing
Since the Fund invests primarily in common stocks, its investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

However, the Investment Adviser attempts to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Fund is constructed one stock at a time. Each company passes through the Investment Adviser's research process and, in the Investment Adviser's opinion, stands on its own merits as a viable investment. The Investment Adviser's proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth. The Investment Adviser believe a rising stock market will tend to provide significant opportunities for these fundamental improvements to be reflected in stock prices. The Investment Adviser also believe these stocks have stable inherent value under most circumstances and tend to be better protected than other stocks in a general declining market.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.


Transamerica Premier Index Fund
Investment Objective
The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index").

Investment Strategies and Policies
To achieve the Fund's objective, a combination of management techniques are employed. The Fund purchases common stocks, S&P 500 Stock Index futures, S&P 500 Stock Index options, and short-term instruments in varying proportions. For common stocks, investment decisions are based solely on the proportions of securities which are included in the Index. The only exception is that Transamerica Corporation common stock will not be purchased. Because stock purchases reflect the Index, no attempt is made to forecast general market movements. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation.) There is no assurance that the Fund will achieve the expected correlation.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

Because of the market value weighting, the 50 largest companies in the Index currently account for approximately 50% of the Index. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The Investment Adviser periodically compares the Fund's composition to the Index and rebalances the Fund as required.

The Fund may invest in instruments, other than common stocks, whose return depends on stock market prices. They include S&P 500 Stock Index futures contracts, options on the Index, options on futures contracts, and debt securities. These are derivative securities whose returns are linked to the returns of the S&P 500 Index. These investments are made primarily to help the Fund track the total return of the Index. The use of S&P 500 Index derivatives allows the Fund to achieve close correlation with the Index on a cost-effective basis while maintaining liquidity. Purchase of futures and options requires only a small amount of cash to cover the Fund's position and approximate the price movement of the Index. In order to avoid leverage, any cash which the Fund does not invest in stocks or in futures and options is invested in short-term debt securities of the same type as the Transamerica Premier Cash Reserve Fund can invest. See "Transamerica Premier Cash Reserve Fund" on page 12. These short-term debt investments allow the Fund to approximate the dividend yield of the Index, to cover the Fund's open positions in the S&P 500 Index derivatives, and to help offset transaction costs and other expenses not incurred by the unmanaged Index. For more information on derivatives, see the section on "Options, Futures, and Other Derivatives" on page 15 of this Prospectus, and also in the Statement of Additional Information.

The Transamerica Premier Index Fund is not affiliated with, sponsored, endorsed, sold or promoted by Standard & Poor's Corporation.

Points to Consider When Investing
The performance of the Transamerica Premier Index Fund will reflect the performance of the S&P 500 Index although it may not match it precisely. Generally, when the Index is rising, the value of shares in the Fund should also rise. When the market is declining, the value of the Fund's shares should also decline. The Index's returns are not reduced by investment or operating expenses. So, the Fund's ability to match the Index will be impeded by such expenses. The Fund's return versus that of the Index, and its monthly correlation with the movement of the Index, will be reviewed by the Fund's management and reported to the Board.

The Fund's portfolio turnover rate may be as high as 200%. This may result in higher transaction costs and tax consequences than for a less actively traded fund, but the Investment Adviser believes that such turnover will not adversely affect the Fund's performance. See "Investment Procedures and Risk Considerations" on page 13 for more information on turnover.

The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. By owning shares of the Fund, you indirectly own shares of the largest U.S. companies, according to their proportional representation in the Index. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.


Transamerica Premier Bond Fund
Investment Objective
The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal for this Fund.

Investment Strategies and Policies
The Fund invests in a diversified portfolio of corporate and government bonds and mortgage-backed securities. Through its proprietary evaluation and credit research, the Investment Adviser attempts to identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength and market mispricing, is not fully reflected in current bond market valuations. By actively managing the Fund, the Investment Adviser seeks to capitalize on these opportunities by finding price advantages as they occur in the market.


Generally at least 65% of the Fund's assets is invested in investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities of these bonds are primarily between 10 and 30 years. In addition, the Fund may invest in lower-rated securities (currently not expected to exceed 20% of the Fund's total assets). Those securities are rated Ba1 or lower by Moody's or BB+ or lower by S&P. The Fund may also invest in unrated securities of similar quality, as determined by the Investment Adviser. For more information on lower-rated securities, see "High-Yield (`Junk') Bonds" on page 15 of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page 26.


Investments for this Fund may include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. The Fund may also invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Mortgage-Backed and Asset-Backed Securities" on page 16 and the Statement of Additional Information.

The Fund may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. As much as 20% of the Fund's total assets may be invested in foreign securities.
For more information see "Foreign Securities" on page 15.


If a security in the Fund that was rated "investment grade" at the time of purchase is downgraded by a rating service, it may or may not be sold. An the Investment Adviser's assessment of the issuer's prospects will be made. However, the Fund will not purchase below-investment-grade securities if that would increase their representation in the Fund to more than 35%. See "Summary of Bond Ratings" on page 26 and "High Yield (`Junk') Bonds" on page 15 for a description of bond ratings and high-yield bonds.


As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may purchase and sell the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 12. The Fund may also invest in options and futures contracts on securities or groups of securities and preferred stock. See "Options, Futures and Other Derivatives" on page 15 and in the Statement of Additional Information. The Fund ordinarily invests in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.

Points to Consider When Investing
The Transamerica Premier Bond Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from undervalued credit strength. The longer maturity bonds in which the Fund primarily invests tend to produce higher income than bonds with shorter maturities. However, due to the long maturity of the Fund's assets, the price of the Fund's securities can fluctuate more sharply than shorter-term securities when interest rates go up or down. An increase in interest rates will cause prices to fall. A decrease in rates will cause prices to rise. Because of the uncertainty associated with long-term bond investments, the Fund is intended to be a long-term investment.

The basic quality of the bonds, which are primarily investment grade, tends to provide some safety of principal.
In general, lower-rated bonds, which are a much lesser component of the Fund, offer higher returns. But they also
carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) a higher degree of price volatility.


Transamerica Premier Balanced Fund
Investment Objective
The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash and cash equivalents.

Investment Strategies and Policies
The Fund invests in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities. The Fund attempts to achieve reasonable asset appreciation during favorable market conditions and conservation of principal in adverse times. This requires flexibility in managing the Fund's assets. Therefore, the proportion of investments in bonds and stocks will be adjusted according to business and investment conditions. While the Fund may hold equity, fixed income, and cash securities in any proportion, at no time will it hold at least 25% of its assets in non-convertible debt securities. When the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash or cash equivalents for temporary defensive purposes. To the extent that the Fund is so invested, it is not achieving its investment objectives.

In general, common stocks represent 60% to 70% of the Fund's total assets, with the remaining 30% to 40% of the Fund's assets primarily invested in investment grade bonds as rated by either Moody's or S&P and cash and cash equivalents. The Fund holds common stocks primarily to provide long-term growth of capital and income. Changes in the asset mix may be made to increase the bond position of the Fund and to help achieve the Fund's objectives of long-term growth as well as capital preservation.

The stocks in the Fund are generally growth companies that are considered to be premier companies and undervalued in the stock market. Equity securities may be selected based on growth potential and dividend paying properties since income is a consideration. The equity portion of the Fund may be managed in a similar manner as the Transamerica Premier Equity Fund, although the selection of securities may differ. See "Transamerica Premier Equity Fund" on page 8.


The fixed income portion of the Fund is invested in a diversified selection of corporate and U.S. government bonds and mortgage-backed securities. This portion of the Fund is managed in a similar manner as the Transamerica Premier Bond Fund, although the selection of securities may differ. See "Transamerica Premier Bond Fund" on page 10. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities between 5 and 30 years. Non-investment grade bonds held in the fixed income portion of the Fund will be less than 20% of the Fund's total net assets. For more information on non-investment grade bonds, see "High-Yield (`Junk') Bonds" on page 15 and the Statement of Additional Information. The Fund may also hold certain short-term fixed income securities. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 12.


The fund may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. As much as 20% of the Fund's assets may be invested in foreign securities. Foreign securities purchased by the Fund will be those traded on the U.S. exchanges as American Depositary Receipts ("ADRs"). The Fund may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.

Points to Consider When Investing
In general, the Fund holds equities for long-term capital appreciation, and holds bonds for stability of principal and income as well as a reserve for investment opportunities. This balance often creates a situation where some of the market risks offset one another. But investment risks cannot totally be avoided. The expected performance of such a fund would normally lie somewhere between the performance of an equity fund (holding the same stocks) and the performance of a bond fund (holding the same bonds). But this depends on the actual proportions of stocks and bonds. Since the Fund has flexibility in changing the balance between asset classes, the Fund may increase exposure to the current advantages or disadvantages of one or more of the asset classes. Or the Fund may avoid the current disadvantages of one or more of the asset classes.

The Transamerica Premier Balanced Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. The Fund is intended for investors who have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income. Because of the uncertainties associated with common stock and bond investments, the Fund is intended to be a long-term investment.


Transamerica Premier Cash Reserve Fund
Investment Objective
The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

Investment Strategies and Policies
This is a money market fund which invests primarily in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less, including:
      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities;
      Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; Short-term corporate obligations, including commercial paper, notes, and bonds; Other short-term debt obligations with remaining maturities of 397 days or less; and Repurchase agreements involving any of the securities mentioned above.

The Fund may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities and other requirements under Rule 2a-7 of the Investment Company Act of 1940.

Bank obligations are limited to U.S. or foreign banks having total assets over $1.5 billion. Investments in savings association obligations are limited to U.S. savings banks with total assets over $1.5 billion.
Investments in bank obligations can include instruments issued by foreign branches of U.S. or foreign banks or domestic branches of foreign banks.

In addition, the Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. The Fund may buy these foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. The Fund can invest up to 25% of its total assets in obligations of Canadian and other foreign issuers.

The commercial paper and other short-term corporate obligations purchases are deemed by the Investment Adviser to present minimal credit risks. They are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; b) rated in the highest short-term rating by a single rating organization if only one organization has assigned the obligation a short-term rating; or c) unrated, but determined by the Investment Adviser to be of comparable quality (also called "First Tier Securities").

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in securities which present minimal credit risk as defined above, by maintaining the average maturity of the Fund's portfolio at 90 days or less, and by valuing the Fund's securities on an amortized cost basis.

Points to Consider When Investing
The Fund provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. The rates on short-term investments and the daily dividend will vary, rising or falling with short-term rates generally. The Fund's yield will tend to lag behind the changes in interest rates. The speed with which the Fund's yield reflects current market rates will depend on how quickly its securities mature and the amount of money available for new investment. This Fund may be a suitable investment for temporary or defensive purposes. It may also be appropriate as part of an overall long-term investment strategy.

The Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the United States Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


What is Fundamental?
The investment objectives given for each Fund are fundamental. This means they can be changed only with the approval of the majority of shareholders. No assurance can be given that these objectives will be met. Many of the strategies and policies are not fundamental. This means strategies and policies can be changed by the Board without your approval.

If any investment objectives of a Fund change, you should decide if the Fund still meets your financial needs. More information about this is in the Statement of Additional Information.


A General Discussion About Risk

There are risks inherent in investing in different kinds of funds, such as the Premier Funds, just as there are inherent risks in making any type of investment. Each of the Funds is subject to the following risks:

Market or Price Volatility Risk
For stocks, this refers to the price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, this refers to the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market funds and shorter-maturity bond funds.

Financial or Credit Risk
For stocks and other equity securities, financial risk comes from the possibility that current earnings of the company will fall or that its overall financial circumstances will decline. Either of these could cause the security to lose value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will be unable to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield (`Junk') Bonds" on page 15 and "Summary of Bond Ratings" on page 26.

Current Income Risk
The Funds receive income, either as interest or dividends, from the securities in which they invest. Each Fund pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes?" on page 22. The dividends paid to shareholders are considered "current income." Current income risk refers to how much and how quickly overall interest rate or dividend rate changes affects the Fund's ability to maintain the current level of income paid to its shareholders.

Inflation or Purchasing Power Risk
Inflation risk is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

Sovereign Risk
Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk than other funds.

More in-depth information about risk is provided in the following section and in the Statement of Additional Information.


Investment Procedures and Risk Considerations

Buying and Selling Securities
In general, the Funds purchase and hold securities for capital growth, current income, or a combination of those purposes. Investment decisions are made in order to achieve the Fund's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

The Funds may sell one security and simultaneously purchase another of comparable quality. The Funds may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Funds may purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in these decisions. However, certain IRS regulations can restrict a Fund's ability to sell securities in some circumstances when the security has been held for less than three months.

Portfolio turnover has not been and will not be a consideration. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

For the calendar year 1996, the portfolio turnover rate for each Fund was: 60% for the Transamerica Premier Equity Fund; 94% for the Transamerica Premier Index Fund; 7% for the Transamerica Premier Bond Fund; and 19% for the Transamerica Premier Balanced Fund. The turnover rate for the Transamerica Premier Cash Reserve Fund is considered to be zero for regulatory purposes. The turnover rates for the Transamerica Premier Aggressive Growth and Transamerica Premier Small Company Funds are expected to each be 50% or less in their first 12 months of operation. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period.

Short-term gains are taxable to shareholders as ordinary income, except for tax-qualified accounts (such as IRAs and employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. For more information, see "What About Taxes?", on page 22, and the Statement of Additional Information.

Fund Lending
As a way to earn additional income, the Funds may lend their securities to creditworthy persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the Funds must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

Borrowing Policies of the Funds
The Funds can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. A Fund can borrow up to one-third of the Fund's total assets. To secure borrowings, the Funds can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If a Fund borrows money, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section below.

Small Capitalization Stocks
The  Transamerica  Premier  Aggressive  Growth and  Transamerica  Premier  Small
Company Funds can purchase securities of small companies. The securities of smaller companies are usually less actively followed by analysts and may be undervalued by the market, which can provide significant opportunities for Capital appreciation; however, the securities of such smaller companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market
The Transamerica Premier Aggressive Growth and Transamerica Premier Small Company Funds may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.

Special Situations
The Transamerica Premier Aggressive Growth and Transamerica Premier Small Company Funds may invest in "special situations" from time to time. A special situation arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Repurchase Agreements
The Funds may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time a Fund purchases an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The risk to the Fund is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Funds have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

The  securities   underlying  repurchase  agreements  are  not  subject  to  the restrictions applicable to maturity of the Funds or their securities.

The Funds will not invest in repurchase agreements maturing in more than seven days, if that would result in more than 10% of the Fund's net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

Reverse Repurchase Agreements and Leverage
The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The proceeds from reverse repurchase agreements are used to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Fund's shares to rise or fall faster than may otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities, if the counter party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

When-Issued Securities
Occasionally the Funds may purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than that contracted for on the when-issued security, and there is some risk the transaction may not be consummated. The Funds maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

Short Sales
The Funds may sell securities which they do not own, or intend to deliver to the buyer if they do own ("sell short") if, at the time of the short sale, a Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Funds to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Fund may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code"). The Funds will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Fund. This limitation can be changed at any time.

Municipal Obligations
Any of the Funds, except the Transamerica Premier Index Fund, may invest in municipal obligations. This includes the equity Funds as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Fund to demand payment from the issuer or a financial intermediary on short notice.

High-Yield ("Junk") Bonds
High-yield bonds (also known as "junk" bonds) are lower-rated bonds that involve higher current income than investment grade bonds but are predominantly speculative because they present a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will be unable to make interest or principal payment on time. If this occurs, the Fund would lose income, and could expect a decline in the market value of the securities affected. Careful analysis of the financial condition of companies issuing junk bonds is required. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Funds may also invest in unrated debt securities. Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. An analysis of the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, is made to determine whether to purchase unrated municipal bonds.

Unrated debt securities are included in the 35% limit on non-investment grade debt of the applicable Funds, unless such securities are deemed to be the equivalent of investment grade securities. See "Summary of Bond Ratings" on page 26 and the Statement of Additional Information for a description of bond rating categories.

Foreign Securities
Any of the Funds, except the Transamerica Premier Index Fund, may invest in foreign securities. Foreign equity investments for the Transamerica Premier Equity Fund and the Transamerica Premier Balanced Fund are limited to the purchase of American Depositary Receipts ("ADRs"). ADRs are dollar-denominated registered stocks of foreign companies which trade on U.S. exchanges.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign Fund transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Options, Futures, and Other Derivatives
The Funds may use options, futures, forward contracts, and swap transactions ("derivatives"). However, the Transamerica Premier Cash Reserve Fund does not currently use, or anticipate using, derivatives. Derivatives are used to protect a Fund against potential unfavorable movements in interest rates or securities' prices. If those markets do not move in the direction anticipated, the Funds could suffer losses. The Funds may purchase, or write, call or put options on securities or on indexes ("options"). The Fund may also enter into futures contracts for the purchase or sale of instruments based on interest rates or financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. These instruments are used primarily to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. The strategy is to attempt to reduce the overall investment risk. However, the Transamerica Premier Index Fund will use derivatives as part of its strategy to match the performance of the S&P 500 Index.

Risks in the use of these derivatives include, in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. More information on derivatives is contained in the Statement of Additional Information.


Mortgage-Backed and Asset-Backed Securities
The Funds may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund is more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association certificates ("GNMAs") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Funds may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds
The Funds may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Illiquid Securities
Up to 15% of a Fund's net assets may be invested in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10% in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. These investments may be difficult to sell quickly for their fair market value.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of the Funds' investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

Variable Rate, Floating Rate, or Variable Amount Securities
Any of the Funds, except the Transamerica Premier Equity Fund, may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Investments in Other Investment Companies
Up to 10% of a Fund's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, the Funds cannot purchase more than 3% of the outstanding shares of any one investment company. It is intended that these investments be kept to a minimum.


Shareholder Services


The Company's goal is to make your investment in the Funds, and the ongoing account servicing, as simple as possible by offering the following shareholder services:

      Simple application form with service representatives to assist you. Purchases, exchanges and redemptions by phone.
      Purchases and redemptions by wire.
      Automatic Investment Plan - you designate an amount of $1,000 or more to be automatically withdrawn from your checking, savings or other bank account and deposited into the Fund you select.
      Automatic Exchange Plan - allows you to specify an amount to be automatically withdrawn from one Fund and deposited into another Fund on a regular basis, once or twice a month.
      Automatic Income Plan - you can receive automatic monthly payments from your Fund account to your checking or savings account.
      Automatic investment of dividends. Uniform Gifts or Transfers to Minors (UGMA or UTMA). Transmission of redemption proceeds by electronic funds transfer. Individual Retirement Accounts (IRAs) are administered.


Opening Your Account
To open an account, complete the application and mail it with a check, money order, or wire for the amount you want to invest to:

 Transamerica Investors
 P.O. Box 9232
 Boston, MA 02205-9232

If you need help in filling out your application, call one of the customer service representatives at 1-800-89-ASK-US (1-800-892-7587). The representative will walk you through the application and help you understand everything.

IRA Accounts
You can establish an Individual Retirement Account ("IRA"), for yourself or under your employer's Simplified Employee Pension ("SEP"), or other comparable program allowed by the Internal Revenue Service. Contributions to an IRA may be deductible from your taxable income, depending on your personal tax situation. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on whether you qualify for deductible contributions to an IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Investors to avoid a 20% federal withholding tax. See "What About Taxes?" on page 22.

There is an annual fee of $10 per Fund in which you own shares for administering your IRA. This is limited to a maximum annual fee of $36 per taxpayer identification number. This fee is waived if the combined value of all shares in your IRA accounts is $5,000 or more when the fee is due. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA accounts that are maintained under the same taxpayer identification number. You may pay the fee, otherwise it will deducted ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if before then. The Company reserves the right to change the fee, but you will be notified at least 30 days in advance of any change.


Uniform Gifts to Minors
A Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account allows an adult to put assets in the name of a minor child. The adult maintains control over these assets until the child reaches the age of majority, which is generally 18 or 21. State laws dictate which type of account can be used and the age of majority. An adult must be appointed as custodian for the account and will be legally responsible for administering the account, but the child's Social Security number must be used. Generally, the person selected as custodian is one of the parents or grandparents, but may be some other adult relative or friend. By shifting assets to a custodial account, you may benefit if the child's tax rate is lower.


                   401(a), 401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships and sole proprietors.
      Section 403(b) (7) (Tax-Sheltered Annuity) Plans for employees of educational organizations or other qualifying tax-exempt organizations.
      457 deferred compensation plans for employees of state governments and tax-exempt organizations. Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages.
      Other retirement plans or savings programs allowed by the Board.
                  How to Buy Shares Shares may be purchased as follows:

1. By Check
All investments made by check should be in U.S. dollars and made payable to Transamerica Investors, Inc. Third party checks will not be accepted, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), nor checks drawn on credit card accounts. Purchases made by check may not be redeemed until the investment being redeemed has been in the account for 15 business days.

Fill out an investment coupon from a previous confirmation statement, or indicate your account number on your check, and mail it to:


Transamerica Investors, Inc.
P.O. Box 9232
Boston, MA 02205-9232


2. By Automatic Investment Plan

You can make investments automatically by electing this service in your application. This will authorize regular, automatic withdrawals to be taken from your bank account. These periodic investments must be at least $1,000 for each Fund in which you are automatically investing. You can change the date or amount of your monthly investment, or terminate the Automatic Investment Plan, at any time by letter or telephone call (with prior authorization). Allow at least 20 business days for the change to become effective. You may also be able to have investments automatically deducted from: 1. your paycheck at work; 2. your savings account; 3. your social security payments; or 4. other sources of your choice.

Call 1-800-89-ASK-US (1-800-892-7587) for more information.


3. By Telephone

If you elect the telephone purchasing service on your application, you can make occasional electronic withdrawals from your designated bank account by calling 1-800-89-ASK-US (1-800-892-7587). Reasonable precautions are taken to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. All telephone instructions are taken that are reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions.


4. By Wire

You can make your initial or subsequent investments in the Funds by wire. Here's what you need to do:
1. submit your application form (initial investment only);
2. call 1-800-89-ASK-US (1-800-892-7587) for a wire number;
3. give your bank the following wire instructions:

         Wire Instructions:
         a) send to State Street Bank, ABA number 011000028, DDA number
9905-1344;
         a) payable to "Transamerica Investors, Inc.";
         b) your account number, if you have one;
         c) identify the Funds being purchased, and the amount to be allocated to each Fund;
         d) your name and address; and
         e) your wire number.
Wired funds are considered received when the wire and all the required information listed above are received by the Funds' transfer agent. Wires received in good order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) are credited to the shareholder that same day.

Minimum Investments

Shares of the Portfolios may be purchased at net asset value without a sales charge. The minimum initial investment is $250,000 and the minimum subsequent investment is $1,000. The minimum initial and subsequent investments may be waived from time to time by the Distributor. Shares of a Portfolio may also be purchased with securities which are otherwise appropriate for investment in the Portfolio. Shares will be purchased for a participant of a qualified retirement plan only upon receipt by the plan's recordkeeper of the participant's funds accompanied by the information necessary to determine the proper allocation for the participant.


Shares are also offered to institutional investors, high net worth individuals, and to the public through financial planners, broker-dealers, and other financial intermediaries.


Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is participant in a qualified plan) for their then-current net asset value if at any time the total investment does not have a value of at least $10,000 because of redemptions. The shareholder will be notified that the value of the account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $10,000 before the redemption is processed.


How to Sell Shares
You can sell your shares to the Company (called "redeeming") at any time. You'll receive the net asset value next determined after your redemption request is received, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page 27 and "Points to Remember When Redeeming" on page 23.

You   have  several  options  for  receiving  your  redemption:   By  check;  By
      electronic transfer to your bank; or By wire transfer.

If your wire transfer is $2,500 or less, there is a $10 fee. Also, some banks may charge a fee to receive the wire transfer.

If you call before the close of the New York Stock Exchange, usually 4:00 p.m. Eastern Standard Time, you will receive the price determined as of the close of that business day. See "Share Price" on page 27.


You May Sell Shares in One of Three Ways:

1. By Mail

Your  written  instructions  to redeem shares can be in any one of the following
      forms:   By  redemption   form,   available  by  calling   1-800-89-ASK-US
      (1-800-892-7587); By letter; or

      By assignment form or other authorization granting power with respect to your shares in one of the Funds.

Once mailed, your redemption request is irrevocable and cannot be modified or canceled.

If the amount redeemed is over $50,000, all signatures must be guaranteed. See "Signature Guarantee" on page 25. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M. Smith.

2. By Telephone

Instructions authorizing redemptions by telephone may be pre-established in the initial application or in writing. You can redeem your shares by calling 1-800-89-ASK-US (1-800-892-7587). Be careful in calling, since once made, telephone request cannot be modified or canceled.


Reasonable precautions are taken to make sure that telephone instructions are genuine. Precautions include requiring positive identification, tape recording the telephone instructions, and providing written confirmations. All telephone instructions reasonably believed to be accurate and genuine will be accepted. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how
telephone   transactions   will   operate,   see  the  Statement  of  Additional
Information.

3. By Automatic Income Plan

Under the Automatic Income Plan, enough shares are automatically redeemed each month to provide you with a check or automatic deposit to your bank account. The minimum is $2,500 per Fund. Please advise: a) when you want to be paid each month; b) how much you want to be paid; and c) from which Fund(s). To set up an Automatic Income Plan, call 1-800-89-ASK-US (1-800-892-7587).


If your monthly income payments exceed the dividends, interest, and capital appreciation on your shares, the payments will deplete your investment.

You can specify the Automatic Income Plan when you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

You can request payments to be sent to an address other than the address of record at the time of your first investment. After that, a request to send payments to an address other than the address of record must be signed by all owners of your account, with their signatures guaranteed.

The Automatic Income Plan option can be terminated at any time. If it is, you will be notified. You can terminate the Plan or change the amount of the payments by writing or calling. Termination or change will become effective within 15 days after your instructions are received.

How Long Will it Take?
Generally redemptions made by check are mailed on the second business day after the request is received, but not later than seven days afterwards.

The Company may postpone such payment if: (a) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

When a redemption occurs shortly after a recent check purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days.

Points to Remember When Redeeming
      All redemptions are made and the price is determined on the day all necessary documentation is received. See "When Share Price Is Determined" on page 27.
      Redemptions specifying a certain date or dollar price per share cannot be accepted. It must be a redemption amount in dollars. Incorrect requests will be returned.

      For redemptions greater than $250,000 the Company reserves the right to give you marketable securities instead of cash. See the Statement of Additional Information, or call 1-800-89-ASK-US (1-800-892-7587).

      If you request a redemption check within 30 days of your address change, you must submit your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address as soon as possible.
      Except for a transfer of redemption proceeds to the custodian of a tax-qualified plan, all payments will be made to the registered owner of the shares, unless you request otherwise.
      All checks will be mailed to the address of record, unless you request otherwise.
      If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.
      A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which will be provided) and a reason for withdrawal. This is required by the IRS.


Please call 1-800-89-ASK-US (1-800-892-7587) or write to Transamerica Investors, P.O. Box 9232, Boston, MA 02205-9232 for further information.



How to Exchange Shares

Between Funds
Shares in any Fund can be exchanged for shares of any other Fund within the same class. You can exchange shares by any of the following methods:
      By mail;
      By telephone; or
      By the Automatic Exchange Plan

By Mail or Telephone
The procedures relating to exchanges in writing and by telephone are the same as for purchases. Exchanges are available to any resident of any state in which shares of the Fund are legally sold.

By Automatic Exchange Plan

You can make automatic share exchanges either once or twice a month. You can request the service in writing. Your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US (1-800-892-7587) for information.


Points to Remember When Making Exchanges
Make sure you understand the investment objective of the Fund into which you are exchanging shares. The exchange service is not designed to give shareholders the opportunity to "time the market." It gives you a convenient way to change the balance between the accounts so that it more closely matches your overall investment objectives and risk tolerance level.
      You can make an unlimited number of exchanges between the Funds. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Fund. This limitation is designed to keep each Fund's asset base stable and to reduce its administrative expenses.
      An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events. See "What About Taxes?" on page 26.
      Exchanges into or out of the Funds are made at the next determined net asset value per share after all necessary information for the exchange is received.
      Exchanges are accepted only if the ownership registrations of both accounts are identical. The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

Between Classes
Exchanges between different classes of shares will be on the basis of the relative net asset values of the respective shares to be exchanged. You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.


Other Investor Requirements and Services

Tax Identification Number
A taxpayer identification number and a certification as to whether or not you are subject to backup withholding must be furnished to open an account. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

Changing Your Address
Address changes can be made by phone or written notification signed by all registered owners of your account. Include the name of the Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred to a pre-established bank account. See "How to Sell Shares" on page 22.

Signature Guarantee
When a signature guarantee is required, e.g., when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange).

The policy to waive the signature guarantee for amounts of $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

How You Will Get Ongoing Information About the Funds
You will receive a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, you will receive a confirmation of the transaction.

You will receive an annual report that includes audited financial statements for the fiscal year. It will include a list of securities in each Fund on that date. You will also receive a semi-annual report that includes unaudited financial statements for the previous six months. It will also include a list of securities in each Fund on that date.

You will  receive a new  Prospectus  each  year.  The  Statement  of  Additional
Information is also revised each year. You will receive a Statement of Additional Information only if you request it.


Dividends and Capital Gains
Substantially all of the Funds' net investment income will be distributed in the form of dividends to you. The following table shows how often dividends are paid on each Fund.

Fund                                                 Dividend Paid
Transamerica Premier Aggressive Growth Fund Annually
Transamerica Premier Small Company Fund     Annually
Transamerica Premier Equity Fund                     Quarterly
Transamerica Premier Index Fund                      Quarterly
Transamerica Premier Bond Fund                       Monthly
Transamerica Premier Balanced Fund          Quarterly
Transamerica Premier Cash Reserve Fund               Monthly

Although dividends are paid monthly on the Transamerica Premier Cash Reserve Fund, dividends are determined daily. You will begin to earn Premier Cash Reserve dividends on the business day that your purchase is effective, and you will earn dividends on the day your redemption request is received.

Net capital gains, if any, are distributed on all of the Funds annually.

Unless another option is specifically requested in your application, all dividends and capital gains distributions will be reinvested in additional shares of the same Fund. Other options available are to have either your dividends or your capital gains paid in cash and the other will be reinvested in additional shares in the same Fund or both dividends and capital gains distributions paid in cash.

Distributions for each Fund are made on a per share basis to the shareholders of record as of the distribution date of that Fund. This is done regardless of how long the shares have been held.


What About Taxes

Federal Taxes*
Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to you as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long you have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. You will be notified after each calendar year of the amount and character of distributions you received from each Fund for federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution from your IRA or pension plan.

The tax implications of buying shares immediately prior to a dividend or capital gain distribution should be considered. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. The shareholder will be taxed on the distribution received even though the distribution represents a return of a portion of the purchase price.

Redemptions and exchanges of shares may result in a capital gain or a loss for tax purposes.

Individuals and certain other classes of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish the Funds their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Internal Revenue Code of 1986, as amended, are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Pension and Retirement Savings Programs
The tax rules applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits: 1. distributions prior to age 59 1/2 (subject to certain exceptions); 2. distributions that do not conform to specified commencement and minimum distribution rules; 3. aggregate distributions in excess of a specified annual amount; and 4. in other specified circumstances.

You should consult a qualified tax adviser for more information.

Other Taxes
In addition to federal taxes, state and local taxes may apply to payments received. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. A tax adviser should be consulted regarding specific questions as to federal, state and local taxes.

* For each taxable year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the Fund's shareholders are subject to tax on these distributions.


Share Price

How Share Price Is Determined
Fund securities, traded on a domestic securities exchange or NASDAQ, are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

When Share Price Is Determined
Except for the Transamerica Premier Cash Reserve Fund, the net asset value of each Fund is determined only on days that the New York Stock Exchange (the "Exchange") is open. The net asset value of the Transamerica Premier Cash Reserve Fund is determined only on days that the Federal Reserve is open.

Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. Eastern Standard Time, receive the share price determined at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, the share price at the close of the Exchange the next day the Exchange is open is used. Investments and redemption requests by telephone are deemed received at the time of receipt of the telephone call.


Organization and Management

Transamerica Investors, Inc.
Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end, management investment company of the series type. Each Fund constitutes a separate series. There are two classes of shares, Investor Shares and Institutional Shares. This Prospectus describes the Institutional Class of Shares for the Funds. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

Except for the differences noted below and elsewhere in this Prospectus, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of a Fund represents an identical legal interest in the same investments of the Fund. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under any 12b-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Investment Adviser Services
The Investment Adviser is responsible for making investment decisions for the Funds. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, the Administrator, or the Distributor. Since it is the Investment Adviser's policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

Trading decisions for each of the Funds described in this Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leaders are primarily responsible for the day-to-day decisions related to their Fund. They are supported by the entire group of managers and analysts. The team leader of any one Fund may be on another Fund team. The transactions and performance of the Funds are reviewed periodically by the Investment Adviser's senior officers.

Here's a listing and brief biography of the team leaders for each of the Funds:

Transamerica Premier Aggressive Growth Fund and
Transamerica Premier Small Company Fund
Philip Treick, Vice President and Fund Manager, Transamerica Investment Services. B.S., University of South
Florida, 1987. Financial Analyst, Raymond James Financial Corporation, 1987 - 1988. Joined Transamerica in 1988.

Transamerica Premier Equity Fund
Glen E. Bickerstaff. Vice President, Senior Fund Manager, Transamerica Investment Services. B.S., University of
Southern California, 1980. Vice President, Fish & Lederer Investment Counsel, 1986-1987. Vice President, Pacific
Century Advisers, 1980-1986. Joined Transamerica in 1987.

Transamerica Premier Index Fund

Christopher J. Bonavico. Equity Trader & Analyst, Transamerica Investment Services. B.S., University of Delaware,
1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management,

Chase Manhattan Bank, 1988-1989. Joined Transamerica in 1993.

Transamerica Premier Bond Fund
Sharon K. Kilmer, C.F.A. Vice President and Director of Fixed Income Portfolio
 Management, Transamerica
Investment Services. Member of the Los Angeles Society of Financial Analysts.
 M.B.A., University of Southern
California, 1982. B.A., University of Southern California (Magna Cum Laude, Phi Beta Kappa), 1980. Joined
Transamerica in 1982.

Transamerica Premier Balanced Fund
BONDS - Sharon K. Kilmer, C.F.A. (see above).
STOCKS - Jeffrey S. Van Harte, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services.
Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton, 1980.
Securities Analyst and Trader, Transamerica Investment Services, 1980-1984. Joined Transamerica in 1980.

Transamerica Cash Reserve Fund
Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica
 Investment Services. Member of
Los Angeles Society of Financial Analysts. M.B.A., Cornell University, 1989. B.S., California State University at
Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987. Joined Transamerica in 1989.

Adviser Fee
For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly.

The annual fee percentages for the Transamerica Premier Aggressive Growth Fund are .85% on the first $1 billion of assets. This reduces to .82% on the next $1 billion, and finally .80% on assets over $2 billion. The corresponding fee percentages for the Transamerica Premier Small Company Fund are .85%, .82%, and
 .80% respectively. The corresponding fee percentages for the Transamerica Premier Equity Fund are .85%, .82%, and .80% respectively. The corresponding fee percentages for the Transamerica Premier Index Fund are .30%, .30%, and .30% respectively. The corresponding fee percentages for the Transamerica Premier Bond Fund are .60%, .57%, and .55%, respectively. The corresponding fee percentages for the Transamerica Premier Balanced Fund are .75%, .72%, and .70%, respectively. The corresponding fee percentages for the Transamerica Premier Cash Reserve Fund are .35%, .35%, and .35%, respectively.

The Investment Adviser may waive some or all of these fees from time to time at its discretion.

Administrator Services
The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation not already paid by the Investment Adviser. Each Fund pays all of its expenses not assumed by the Investment Adviser or the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Administrator may from time to time reimburse the Funds for some or all of their operating expenses. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.

Custodian and Transfer Agent
Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Funds, provides recordkeeping services, and serves as the Funds' custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

Under a Transfer Agency Agreement, State Street Bank also serves as the Funds' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account;
c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

Distributor
Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of each of the Funds.

TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the SEC as a broker-dealer. TSSC is also a member of the National Association of Securities Dealers - Regulation, Inc.


General Information

Performance Information
The Company may publish performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

The performance of a Fund can also be measured in terms of yield. Each Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

The performance information which may be published for the Funds is historical. It is not intended to represent or guarantee future results. The value of your Fund shares can be more or less than their original cost when they are redeemed.

From time to time, the Transamerica Premier Cash Reserve Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For more information, see the Statement of Additional Information.

Summary of Bond Ratings
Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."


                                                     Standard
Investment Grade           Moody's  & Poor's
Highest quality                     Aaa              AAA
High quality                        Aa               AA
Upper medium                        A                A
Medium, speculative features        Baa              BBB

Lower Quality
Moderately speculative              Ba               BB
Speculative                         B                B
Very speculative                    Caa              CCC
Very high risk                      Ca               CC
Highest risk, may not be
         paying interest            C                C
In arrears or default               C                D

For more detailed information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.

PART C

Other Information

Item 24. Financial Statements and Exhibits

  (a)             Financial Statements

    All required financial statements are incorporated by reference to the N-30D filing on behalf of Transamerica Investors, Inc. (File No. 33-90888)
 March 3, 1997.

  (b)             Exhibits

         (1)      Form of Articles Supplementary of Transamerica Investors,
Inc.1/5/6/

         (2)      Amended Bylaws of Transamerica Investors, Inc.2/5/

         (3)      Not Applicable.

         (4)      Not Applicable.

         (5) Form of Investment Advisory and Administrative Services Agreement between Transamerica
                  Investors, Inc. and Transamerica Investment Services, Inc.2/5/

         (6)      (a)   Form of Distribution Agreement between Transamerica
                         Investors, Inc. and
                        Transamerica Securities Sales Corporation ("TSSC").2/

                  (b)   Form of Selling Agreement between TSSC and Transamerica
                         Financial Resources, Inc.2/

                  (c) Form of Operating Agreement between Transamerica Investors, Inc. and Charles Schwab & Co.2/

         (7)      Not Applicable.

         (8)     (a)Form of Custodian Agreement between Transamerica Investors,
                     Inc. and State Street Bank and Trust Company.2/
                                                   -

                  (b)Form of Sub-Custodian Agreement between State Street Bank and Trust Company and State Street London Limited.2/

         (9)      Transfer Agency Agreement between Transamerica Investors, Inc.
                     and Boston Financial Data Services.2/

       (10)       Opinion and Consent of Counsel 6/


         (11)     Auditors Consent 11/


         (12) No Financial Statements are omitted from Item 23.

         (13)     Subscription agreement.2/

         (14)     Form of Disclosure Statement and Custodial Account Agreement
                    for Transamerica Investors IRA.2/

         (15)(i)     Form of Plan of Distribution Pursuant to Rule 12b-1.2/

                  (a)  Investor Shares.
                       (1) Transamerica Premier Equity Fund (2) Transamerica Premier Index Fund (3) Transamerica Premier Bond Fund (4) Transamerica Premier Balanced Fund (5) Transamerica
                       Premier Short-Term Government Fund (6) Transamerica Premier Cash Reserve Fund

                  (b)  Adviser Shares.
                       (1) Transamerica Premier Equity Fund (2) Transamerica Premier Index Fund (3) Transamerica Premier Bond Fund (4) Transamerica Premier Balanced Fund (5) Transamerica
                       Premier Short-Term Government Fund (6) Transamerica Premier Cash Reserve Fund

         (15)(ii)  Premier Aggressive Growth Fund 5/
                  Premier Small Company Fund 5/

         (15)(iii)  Premier High Yield Bond Fund (11)


         (16)     Not Applicable.

         (17)     Not Applicable.

         (18)     Form of Multi-Class Plan Pursuant to Rule 18f-3.2/

         (19)     Powers of Attorney.2/5/

         (27)     Financial Data Schedule 6/

1/ Filed with initial registration statement on April 3, 1995.

2/       Filed with Pre-Effective Amendment No. 1 to this registration statement on August 29, 1995.

3/ Filed with Pre-Effective Amendment No. 2 to this registration statement on September 18, 1995.

4/ Filed with Post-Effective Amendment No. 1 to this registration statement on April 2, 1996.

5/ Filed with Post-Effective Amendment No. 2 to this registration statement on April 11, 997.

6/ Filed with Post-Effective Amendment No. 3 to this registration statement on April 28, 1997.

7/ Filed with Post-Effective Amendment No. 4 to this registration statement on June 26, 1997.

8/ Filed with Post-Effective Amendment No. 5 to this registration statement on July 1, 1997.

9/ Filed with Post-Effective Amendment No. 6 to this registration statement on December 31, 1997.

10/ Filed with Post-Effective Amendment No. 7 to this registration statement on January 14, 1998.


11/      Filed herewith.



Item 25. Person Controlled by or Under Common Control With the Registrant.

         The Registrant, Transamerica Investors, Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

         The following chart indicates the persons controlled by or under common control with Transamerica Corporation:

                    TRANSAMERICA CORPORATION AND SUBSIDIARIES

                     WITH STATE OR COUNTRY OF INCORPORATION


Transamerica Corporation
 ARC Reinsurance Corporation - Hawaii
      Inter-America Corporation - California
      Mortgage Corporation of America - California
      Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
            TC Cable, Inc. - Delaware
      River Thames Insurance Company Limited - England
      RTI Holdings, Inc. - Delaware
      Transamerica Airlines, Inc. - Delaware
      Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas
      Transamerica CBO I, Inc. - Delaware
      Transamerica Corporation (Oregon) - Oregon
      Transamerica Delaware, L.P. - Delaware
      Transamerica Finance Group, Inc. - Delaware
         BWAC Twelve, Inc. - Delaware
            Transamerica Insurance Finance Corporation - Maryland
               Transamerica Insurance Finance Company (Europe) - Maryland Transamerica Insurance Finance Corporation, California -
California
               Transamerica Insurance Finance Corporation, Canada - Ontario Transamerica Finance Corporation - Delaware
            TA Leasing Holding Co., Inc. - Delaware
               Trans Ocean Ltd. - Delaware
                  Trans Ocean Container Corp. - Delaware
                     Cool Solutions, Inc. - Delaware
                     TOD Liquidating Corp. - California
                     TOL S.R.L. - Italy
                     Trans Ocean Leasing Deutschland GMBH - Germany
                     Trans Ocean Leasing PTY Limited - Australia
                     Trans Ocean Management Corporation -
                     Trans Ocean Regional Corporate Holdings - California
                     Trans Ocean SARL - France
                     Trans Ocean Tank Services Corporation - Delaware
                  Trans Ocean Container Finance Corp. - Delaware
               Transamerica Leasing Inc. - Delaware
                  Better Asset Management Company LLC - Delaware
                  Greybox L.L.C. - Delaware
                  Transamerica Leasing Holdings Inc. - Delaware
                     Greybox Services Limited - United Kingdom
                     Intermodal Equipment, Inc. - Delaware
                        Transamerica Leasing N.V. - Belgium
                        Transamerica Leasing SRL - Italy
                     Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil Ltda. - Brazil
                     Transamerica Leasing GmbH - West Germany
                     Transamerica Leasing Limited - United Kingdom
                        ICS Terminals (UK) Limited - United Kingdom
                     Transamerica Leasing Pty. Ltd. - Australia
                     Transamerica Leasing (Canada) Inc. - Canada
                     Transamerica Leasing (HK) Ltd. - Hong Kong
                     Transamerica Leasing (Proprietary) Limited - South Africa Transamerica Tank Container Leasing Pty. Limited -
 Australia
                     Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III Inc. - Delaware Transamerica Trailer Leasing AB - Sweden
                     Transamerica Trailer Leasing A/S - Denmark.
                     Transamerica Trailer Leasing GmbH - Germany
                     Transamerica Trailer Leasing S.A. - Fra.
                     Transamerica Trailer Leasing S.p.A. - Italy
                     Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                     Transamerica Transport Inc. - NJ
            TELColorado Holding Co., Inc. - Delaware
            Transamerica Commercial Finance Corporation, I - Delaware
               BWAC Credit Corporation - Delaware
               BWAC International Corporation - Delaware
               Transamerica Business Credit Corporation - Delaware
                  The Plain Company - Delaware
               Transamerica Global Distribution Finance Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                  BWAC Seventeen, Inc. - Delaware
                     Transamerica Commercial Finance Canada, Limited - Ontario Transamerica Commercial Finance Corporation, Canada -
 Canada
                        TCF Commercial Leasing Corporation, Canada - Ontario
                  BWAC Twenty-One, Inc. - Delaware
                     Transamerica Commercial Holdings Limited - United Kingdom
                        Transamerica Commercial Finance Limited - United Kingdom Transamerica Trailer Leasing Limited - United Kingdom
                  Transamerica Commercial Finance Corporation - Delaware
                     TCF Asset Management Corporation - Colorado
                     Transamerica Joint Ventures, Inc. - Delaware
                  Transamerica Commercial Finance France S.A. - France Transamerica GmbH Inc. - Delaware
                     Transamerica Financieringsmaatschappij B.V. - Netherlands Transamerica GmbH - Germany - Germany
            Transamerica Finance Loan Company - Delaware
            Transamerica Financial Services Holding Company - Delaware
               Arcadia General Insurance Company - Arizona
               Arcadia National Life Insurance Company - Arizona
               First Credit Corporation - Delaware
               Pacific Agency, Inc. - Indiana
               Pacific Agency, Inc. - Nevada
               Pacific Finance Loans - California
               Pacific Service Escrow Inc. - Delaware
               Transamerica Acceptance Corporation - Delaware
                  Transamerica Financial Services Limited, United Kingdom - United Kingdom
               Transamerica Credit Corporation - Nevada
               Transamerica Credit Corporation (Washington) - Washington Transamerica Financial Consumer Discount Company (Pennsylvania) -
Pennsylvania
               Transamerica Financial Corporation - Nevada
                  Transamerica Financial Services Mortgage Company - Delaware
               Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services - California
                  NAB Services, Inc. - California
               Transamerica Financial Services Company - Ohio
               Transamerica Financial Services Inc. - Hawaii
               Transamerica Financial Services Inc. - Minnesota
               Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Financial Services, Inc. - Alabama
               Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services, Inc. - New Jersey
               Transamerica Financial Services, Inc. - Texas
               Transamerica Financial Services, Inc. - West Virginia Transamerica Insurance Administrators, Inc. - Delaware Transamerica Mortgage Company - Delaware
         Transamerica Financial Services Finance Co. - Delaware
         Transamerica HomeFirst, Inc. - California
      Transamerica Foundation - California
      Transamerica Information Management Services, Inc. - Delaware
      Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
            Financial Resources Insurance Agency of Texas - Texas
            TBK Insurance Agency of Ohio, Inc. - Ohio
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
- Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. -Massachusetts
         Transamerica International Insurance Services, Inc. - Delaware
            Home Loans and Finance Ltd. - United Kingdom
         Transamerica  Occidental Life Insurance  Company - California  Bulkrich
            Trading Limited - Hong Kong First Transamerica Life Insurance Company - New York NEF Investment Company - California Transamerica Life Insurance and Annuity Company - North Carolina
               Transamerica Assurance Company - Colorado
            Transamerica Life Insurance Company of Canada - Canada
            Transamerica Variable Insurance Fund, Inc. - Maryland
            USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
            Transamerica Leasing Ventures, Inc. - California
            Transamerica Products II, Inc. - California



Item 26. Numbers of Holders of Securities.



Item 27.  Indemnification

         Transamerica Investors' Bylaws provide in Article VII as follows:

         Section 1.  OFFICERS,  DIRECTORS,  EMPLOYEES,  AGENTS AND  OTHERS.  The
Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

         (a) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation's request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Director, Officer, employee or agent of the Corporation or of another employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him or her in the settlement thereof.

         (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (c) No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee or agent and shall insure to the benefit of the heirs, executors and administrators of such a person.

         (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this
         Section 1, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (1) by a majority vote of a quorum of non-party Directors who are not "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940; (2) by independent legal counsel approved by the Board of Directors in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or (3) by the shareholders.

         (f) The Corporation  further  undertakes  that  advancement of expenses incurred in the defense of a proceeding by an Officer, Director, or controlling person of the Corporation in advance of the final disposition of the proceeding (upon receipt by the Corporation of: (a) a written affirmation by the Officer, Director, or controlling person of the Corporation of that person's good faith belief that the standard of conduct necessary for indemnification by the Corporation as authorized in the Maryland General Corporation Law has been met; and
         (b) a written undertaking by or on behalf of such person to repay the amount if it shall ultimately be determined that the standard of conduct as stated above has not been met) will not be made absent the fulfillment of at least one of the following conditions: (1) the Corporation is insured against losses arising by reason of any lawful advances; or (2) a majority of a quorum of disinterested, non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of Transamerica Investors, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period from the date of effectiveness of this registration statement to 2/1/96. The primary policy under the program is with ICI Mutual Insurance Company.


Item 28.  Business and Other Connections of the Investment Adviser:

Transamerica Investment Services, Inc. (the "Adviser") is a registered investment adviser. The Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.

Information as to the officers and directors of the Adviser is included in its Form ADV last filed in March 1995 with the Securities and Exchange Commission (registration number 801-7740) and is incorporated herein by reference.


Item 29.  Principal Underwriter

         (a) Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds.

         (b) TSSC is the principal underwriter for the Registrant. Transamerica Financial Resources, Inc. ("TFR") will also distribute shares of the funds. Set forth below is a list of the directors and officers of TSSC and TFR and their positions with the Registrant.


NAME AND PRINCIPAL                 POSITIONS AND OFFICE         POSITIONS
BUSINESS ADDRESS*                  WITH TSSC                    WITH REGISTRANT

Barbara A. Kelley                  President and Director        None
Regina M. Fink                     Secretary and Director        None
Benjamin Tang                      Treasurer                     None
Nooruddin Veerjee                  Director                      Director & CEO
Dan S. Trivers                     Senior Vice President         None
Nicki Bair                         Vice President               President, CA &
                                                                       CFO
Christopher W. Shaw                Second Vice President        Assistant Vice
                                                                       President

* The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.



NAME AND PRINCIPAL              POSITIONS AND OFFICES        POSITIONS
BUSINESS ADDRESS*                  WITH TFR                      WITH
REGISTRANT

Barbara A. Kelley                  President and Director        None
Regina M. Fink                     Secretary and Counsel         None
Monica Suryapranata Treasurer      None
Gilbert Cronin                     Director                      None
James W. Dederer                   Director                      None
John Leon                          Second Vice-President         None
Dan Trivers                        Second Vice President,        None
                 Director of Administration and Chief Compliance
                                   Officer
Ronald F. Wagley                   Director                      None
Kerry Rider                        Compliance  Manager           None
                    Second Vice President and Director of Compliance

* The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.


Item 30. Location and Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

 Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110; and Boston Financial Data Services, Inc., a subsidiary of State Street, located at 2 Heritage Drive, Quincy, Massachusetts 02171.


Item 31. Management Services

         All management contracts are discussed in Parts A or B.

Items 32. Undertakings

  (a)    Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements of a reasonably current date which need not be certified, within four to six months from the commencement of operations of the Funds.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the holders of at least 10% of a Fund's outstanding shares, and to assist in communication with other shareholders as required by
Section 16(c).

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness if this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 23rd day of January, 1998.



                          TRANSAMERICA INVESTORS, INC.

                         By: __________________________
                                Nicki Bair
                                President



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.




Signatures                          Titles                             Date


______________________     Director and Chief                 January 23, 1998
Nooruddin Veerjee                      Executive Officer

______________________     President                           January 23, 1998
Nicki Bair
______________________      Treasurer and                     January 23, 1998
Susan Hughes                   Chief Accounting Officer

______________________     Director                           January 23, 1998
Sidney E. Harris
______________________     Director                           January 23, 1998
Charles C. Reed
_____________________      Director                           January 23, 1998
Gary U. Rolle
______________________     Director                           January 23, 1998
Carl R. Terzian

                                    Exhibits

Exhibit 11          Consent of Independent Auditors
Exhibit 15(iii)      Premium High Yield Bond Fund

                                                    Exhibit 11

Ernst & Young LLP
515 South Flower Street
Los Angeles, CA  90071
213-977-3200

 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Other Information" in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Post -Effective
Amendment No. 10 under the Investment Company Act of 1940 to the Registration Statement (Form N-1A No. 33-90888) and related Prospectus and Statement of Additional Information of Transamerica Investors, Inc.



/s/     Ernst & Young LLP

Los Angeles, California
January 22, 1998

                                                  Exhibit 15(iii)
                                           Premium High Yield Bond Fund

                                 INVESTOR SHARES
                    TRANSAMERICA PREMIER HIGH-YIELD BOND FUND
                                   a series of
                          TRANSAMERICA INVESTORS, INC.


                        PLAN OF DISTRIBUTION PURSUANT TO
               RULE 12b-1 UNDER THE INVESTMENT COMPANY ACT OF 1940


         WHEREAS, Transamerica Investors, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and offers for sale to the public shares of beneficial interest; and

         WHEREAS, the Corporation desires to adopt a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") applicable to the Investor Shares of Transamerica Premier High-Yield Bond Fund (the "Fund"), a series of shares of the Corporation; and

         WHEREAS, the Corporation has entered into a Distribution Agreement ("Distribution Agreement") with Transamerica Securities Sales Corporation ("TSSC"), pursuant to which TSSC has agreed to serve as Distributor for the various series and classes of shares of the Corporation during the continuous offering of its shares;

         NOW, THEREFORE, the Corporation hereby adopts this 12b-1 Plan with respect to the Investor Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act.


I.       COMPENSATION

         A. The Fund is authorized to pay to TSSC, as compensation for TSSC's services as Distributor of the Investor Shares of the Fund, a distribution fee at the rate of 0.25% on an annualized basis of the average daily net assets of the Fund's Investor Shares. Such fee shall be calculated and accrued daily and paid monthly or at such other intervals as the Corporation and the Distributor agree.

         B. The Fund may pay a distribution fee to TSSC at a rate that is lower than the rate specified in Section I.A. of this 12b-1 Plan, as agreed upon by the Corporation and TSSC and as approved in the manner specified in
 Section IV.B. of this 12b-1 Plan.

         The amount of the fees payable by the Fund to TSSC under Section I.A hereof and the Distribution Agreement is not related directly to expenses incurred by TSSC on behalf of the Fund in serving as Distributor of the Investor Shares. Section II of this 12b-1 Plan and the Distribution Agreement do not obligate the Corporation to reimburse TSSC for such expenses. If TSSC's expenses with respect to the Investor Shares of the Fund exceed the fee set forth in
Section I.A. of this 12b-1 Plan, the Fund will not pay TSSC any additional fee. Conversely, if such expenses of TSSC are less than the fee set forth in Section I.A., TSSC shall be entitled to keep the excess fee.

         The fee set forth in Section I.A. of this 12b-1 Plan will be paid by the Fund to TSSC unless and until either the 12b-1 Plan or the Distribution Agreement is terminated or not renewed with respect to the Investor Shares. If either the 12b-1 Plan or the Distribution Agreement is terminated or not renewed with respect to the Investor Shares, any distribution expenses incurred by TSSC on behalf of the Investor Shares of the Fund in excess of the payments of the fees specified in Section I.A. hereof and the Distribution Agreement which TSSC has received or accrued through the termination date are the sole responsibility and liability of TSSC, and are not obligations of the Corporation.


II.      EXPENDITURES OF THE DISTRIBUTOR

         As Distributor of the Investor Shares of the Fund, TSSC may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of the Investor Shares of the Fund, including, but not limited to: (a) compensation to employees of TSSC; (b) compensation to and expenses, including overhead and telephone expenses, of TSSC and other selected broker-dealers who engage in or support the distribution of shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Corporation for other than existing shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of building and maintaining a database of prospective shareholders and of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Corporation may, from time to time, deemed advisable.


III.     REPORTS

         TSSC shall provide to the Board of Directors of the Corporation (the "Board") and the Board shall review, at least quarterly, a written report of the amounts expended by TSSC with respect to the Investor Shares of the Fund under this 12b-1 Plan and the Distribution Agreement and the purposes for which such expenditures were made. TSSC shall submit only information regarding amounts expended for "Distribution Activities," as defined in this

                                                     - 18 -
                                                        18

Section III, to the Board in support of the distribution fee payable hereunder.

         For purposes of this 12b-1 Plan, "Distribution Activities" shall mean any activities in connection with TSSC's performance of its obligations under this 12b-1 Plan or the Distribution Agreement that are not deemed "Service Activities." "Service Activities" shall mean activities in connection with the provision by TSSC or other entity of personal services and/or the maintenance of shareholder accounts within the meaning of the definition of "service fee" for purposes of Section 26(b) of the Rules of Fair Practice of the National
Association of Securities Dealers, Inc. Overhead and other expenses of TSSC related to its Distribution Activities, including telephone and other communications expenses, may be included in the information regarding amounts expended for "Distribution Activities."


IV.  TERM

         This 12b-1 Plan shall not become effective unless it first has been approved:

A. by a vote of at least a majority of the outstanding voting securities of the Investor Shares of the Fund (which may consist of the initial sole shareholder),
   and

B. by votes of a majority of both: (a) the Board; and (b) those Directors of the Corporation who are not "interested persons" of the Corporation and have no direct or indirect financial interest in the operation of this 12b-1 Plan or any agreements related thereto (the "Independent Directors"), cast in person at
a   meeting called for the purpose of voting on such approval; and until the
   Directors who approve the 12b-1 Plan's taking effect with respect to the Investor Shares of the Fund have reached the conclusion required by Rule 12b-1(e) under the 1940 Act.

         If approved as set forth above, this Plan shall continue thereafter in full force and effect with respect to the Investor Shares of the Fund for so long as such continuance is specifically approved at least annually in the manner provided for approval of this 12b-1 Plan in this Section IV.B.


V.       TERMINATION

         This 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Investor Shares of the Fund.




                                                     - 19 -
                                                        19

VI.      AMENDMENTS

         This 12b-1 Plan may not be amended to increase materially the amount of fees provided for in Section I hereof unless such amendment is approved by a vote of a majority of the outstanding voting securities of the Investor Shares of the Fund, and may not be amended in any other material respect unless approved in the manner provided for approval and annual renewal in Section IV.B. hereof.


VII.     INDEPENDENT DIRECTORS

         While this 12b-1 Plan is in effect, the selection and nomination of the Independent Directors shall be committed to the discretion of the Independent Directors.


VIII.             DEFINITIONS

         As used in this 12b-1 Plan, the terms "majority of the outstanding voting securities" and "interested person" shall have the same meaning as those terms have in the 1940 Act.


IX.      RECORDS

         The Corporation shall preserve copies of this 12b-1 Plan (including any amendments thereto) and any related agreements and all reports made pursuant to
Section III hereof for a period of not less than six (6) years from the date of this 12b-1 Plan, the first two years in an easily accessible place.


X.       SEVERABILITY

         If any provision of this 12b-1 Plan shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this 12b-1 Plan shall not be affected thereby.





                                                     - 20 -
                                                        20

         IN WITNESS WHEREOF, the Corporation has executed this 12b-1 Plan on the day and year set forth below.

         Date:_________________





                    TRANSAMERICA INVESTORS, INC.

                                                     By:
                                                     Title:
Attest:


                                                     - 21 -
                                                        21